UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
Biotechnology — 1.2%
619,240	MedImmune, Inc.*	$22,651,799

Brokers — 2.1%
288,518	The Bear Stearns Companies, Inc.(a)	40,017,447

Chemicals — 2.1%
133,645	Ashland, Inc.	9,499,487
181,764	Carlisle Cos., Inc.	14,868,295
325,918	Rohm & Haas Co.	15,927,613

		40,295,395

Computer Hardware — 3.9%
344,282	Amphenol Corp.	17,964,635
181,731	Avocent Corp.*	5,768,142
779,519	Ingram Micro, Inc.*	15,590,380
366,848	Seagate Technology*	9,659,108
581,427	Zebra Technologies Corp.*	26,001,415

		74,983,680

Computer Software — 1.5%
1,696,446	Activision, Inc.*	23,393,990
384,555	Wind River Systems, Inc.*	4,787,710

		28,181,700

Construction — 1.7%
546,457	Lennar Corp.(a)	32,995,074

Consumer Durables — 1.8%
425,398	Mohawk Industries, Inc.*	34,338,127

Defense/Aerospace — 2.3%
215,866	Alliant Techsystems, Inc.*	16,658,379
485,782	Rockwell Collins, Inc.	27,373,816

		44,032,195

Diversified Energy — 2.9%
1,425,703	The Williams Companies, Inc.	30,495,787
526,035	Western Gas Resources, Inc.	25,381,189

		55,876,976

Drugs — 2.1%
552,588	Charles River Laboratories International, Inc.*	27,087,864
505,958	IMS Health, Inc.	13,038,537

		40,126,401

Electric Utilities — 11.1%
250,417	CMS Energy Corp.*	3,242,900
572,956	DPL, Inc.	15,469,812
785,144	Edison International	32,332,230
675,949	Entergy Corp.	46,599,924
226,093	FirstEnergy Corp.	11,055,948
382,555	Northeast Utilities	7,471,299
998,270	PG&E Corp.	38,832,703
51,558	PNM Resources, Inc.	1,258,015
1,296,565	PPL Corp.	38,119,011
70,148	Public Service Enterprise Group, Inc.	4,492,278

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
370,030	Wisconsin Energy Corp.	$14,797,500

		213,671,620

Energy Resources — 5.4%
599,226	EOG Resources, Inc.	43,144,272
1,489,309	Range Resources Corp.	40,673,029
312,035	Ultra Petroleum Corp.*	19,442,901

		103,260,202

Environmental & Other Services — 1.0%
477,495	Republic Services, Inc.	20,298,312

Food & Beverage — 2.9%
793,895	Archer-Daniels-Midland Co.	26,714,567
305,549	Pepsi Bottling Group, Inc.	9,285,634
649,530	Smithfield Foods, Inc.*	19,057,210

		55,057,411

Gas Utilities — 1.3%
688,745	AGL Resources, Inc.	24,829,257

Health Insurance — 1.8%
315,346	Coventry Health Care, Inc.*	17,022,377
348,731	Health Net, Inc.*	17,722,510

		34,744,887

Home Products — 2.4%
955,350	Newell Rubbermaid, Inc.	24,065,267
375,537	The Clorox Co.	22,475,889

		46,541,156

Hotel & Leisure — 2.4%
583,693	Harrah’s Entertainment, Inc.(a)	45,504,706

Information Services — 1.5%
2,425,665	BearingPoint, Inc.*(a)	20,593,896
1,087,396	Unisys Corp.*	7,492,158

		28,086,054

Life Insurance — 2.2%
216,136	Assurant, Inc.	10,644,698
334,263	Lincoln National Corp.	18,247,417
247,805	Torchmark Corp.	14,149,666

		43,041,781

Media — 1.0%
357,085	Lamar Advertising Co.*	18,789,813

Medical Providers — 0.6%
537,851	Apria Healthcare Group, Inc.*	12,359,816

Mining — 2.1%
304,168	Allegheny Technologies, Inc.	18,608,998
97,509	Carpenter Technology Corp.	9,216,551
237,629	Commercial Metals Co.	12,710,775

		40,536,324

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Motor Vehicle — 0.6%
215,731	Autoliv, Inc.	$12,206,060

Oil Services — 2.0%
682,422	BJ Services Co.	23,611,801
365,551	Grant Prideco, Inc.*	15,660,205

		39,272,006

Paper & Packaging — 2.2%
792,009	Packaging Corp. of America	17,772,682
665,042	Plum Creek Timber Co., Inc.	24,560,001

		42,332,683

Parts & Equipment — 3.3%
826,645	American Standard Companies, Inc.	35,430,004
334,683	Cooper Industries Ltd.	29,083,953

		64,513,957

Property Insurance — 6.3%
556,982	AMBAC Financial Group, Inc.	44,335,767
260,849	Everest Re Group Ltd.	24,355,471
330,185	PartnerRe Ltd.	20,501,187
347,843	RenaissanceRe Holdings Ltd. Series B	15,172,912
349,063	The PMI Group, Inc.	16,028,973
26,310	Willis Group Holdings Ltd.	901,380

		121,295,690

Publishing — 0.7%
335,178	Dow Jones & Co., Inc.(a)	13,172,495

Regionals — 5.7%
132,116	Commerce Bancshares, Inc.	6,826,434
529,034	FirstMerit Corp.	13,045,978
706,724	KeyCorp	26,007,443
266,440	M&T Bank Corp.	30,411,462
396,431	Zions Bancorp.	32,796,737

		109,088,054

REITs — 6.3%
767,776	Apartment Investment & Management Co.	36,008,694
141,477	Brandywine Realty Trust	4,493,310
460,274	Developers Diversified Realty Corp.	25,200,001
238,080	Equity Residential Properites Trust	11,139,763
263,192	Healthcare Realty Trust, Inc.	9,838,117
634,257	iStar Financial, Inc.	24,279,358
210,305	Liberty Property Trust(a)	9,917,984

		120,877,227

Retail Apparel — 3.8%
895,460	J. C. Penney Co., Inc.	54,094,739
664,687	Ross Stores, Inc.	19,402,213

		73,496,952

Shares	Description	Value
Common Stocks — (continued)
Semiconductors — 1.3%
258,179	Freescale Semiconductor, Inc.*	$7,179,958
733,983	LSI Logic Corp.*	8,484,844
296,842	Tessera Technologies, Inc.*	9,522,691

		25,187,493

Specialty Financials — 1.8%
219,406	American Capital Strategies Ltd.(a)	7,714,315
348,339	CIT Group, Inc.	18,643,103
328,684	Eaton Vance Corp.	8,999,368

		35,356,786

Telecom Equipment — 0.6%
475,481	ADC Telecommunications, Inc.*(a)	12,167,559

Thrifts — 0.5%
697,200	Hudson City Bancorp, Inc.	9,265,788

Tobacco — 1.1%
194,348	Reynolds American, Inc.(a)	20,503,714

Transports — 1.9%
514,863	Norfolk Southern Corp.	27,838,642
257,782	Teekay Shipping Corp.(a)	9,555,979

		37,394,621

Trust/Processors — 1.0%
372,036	Northern Trust Corp.	19,531,890

TOTAL COMMON STOCKS		$1,855,883,108

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 3.5%
Joint Repurchase Agreement Account II(b)
$66,500,000	4.83%	04/03/2006	$66,500,000
Maturity Value: $66,526,777

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,922,383,108

Shares	Description	Value
Securities Lending Collateral — 3.2%
62,402,350	Boston Global Investment Trust — Enhanced Portfolio	$62,402,350

TOTAL INVESTMENTS — 103.1%		$1,984,785,458

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REITs — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $66,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,738,696,596

Gross unrealized gain	261,237,124
Gross unrealized loss	(15,148,262)

Net unrealized security gain	$246,088,862

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 1.4%
72,138	General Dynamics Corp.	$4,615,389

Biotechnology — 0.5%
21,600	Amgen, Inc.*	1,571,400

Brokers — 3.5%
45,277	Lehman Brothers Holdings, Inc.	6,543,885
21,500	Merrill Lynch & Co., Inc.	1,693,340
55,020	Morgan Stanley	3,456,356

		11,693,581

Chemicals — 1.0%
70,709	Rohm & Haas Co.	3,455,549

Computer Hardware — 1.4%
220,400	Cisco Systems, Inc.*	4,776,068

Computer Software — 4.9%
230,892	Activision, Inc.*	3,184,001
367,955	Microsoft Corp.	10,012,055
206,962	Oracle Corp.*	2,833,310

		16,029,366

Diversified Energy — 1.7%
263,250	The Williams Companies, Inc.	5,630,917

Drugs — 5.6%
105,356	Abbott Laboratories	4,474,469
562,411	Pfizer, Inc.	14,015,282

		18,489,751

Electric Utilities — 7.1%
9,750	Dominion Resources, Inc.	673,043
17,000	Edison International	700,060
137,427	Entergy Corp.	9,474,217
109,022	Exelon Corp.	5,767,264
39,738	FirstEnergy Corp.	1,943,188
165,390	PPL Corp.	4,862,466

		23,420,238

Energy Resources — 9.1%
161,754	ConocoPhillips	10,214,765
47,800	EOG Resources, Inc.	3,441,600
268,033	Exxon Mobil Corp.	16,312,488

		29,968,853

Energy-MLP — 3.7%
81,870	Energy Transfer Partners, LP	3,175,737
190,414	Enterprise Products Partners LP	4,701,322
95,120	Magellan Midstream Partners LP	3,126,595
40,388	Williams Partners LP	1,321,899

		12,325,553

Environmental & Other Services — 1.2%
111,300	Waste Management, Inc.	3,928,890

Shares	Description	Value
Common Stocks — (continued)
Financial Technology — 0.9%
65,517	First Data Corp.	$3,067,506

Food & Beverage — 1.7%
81,529	Kraft Foods, Inc.(a)	2,471,144
46,881	Unilever NV	3,245,103

		5,716,247

Home Products — 2.4%
201,310	Newell Rubbermaid, Inc.	5,070,999
24,184	Procter & Gamble Co.	1,393,482
22,387	The Clorox Co.	1,339,862

		7,804,343

Large Banks — 14.1%
328,413	Bank of America Corp.	14,955,928
191,933	Citigroup, Inc.	9,064,995
341,203	J.P. Morgan Chase & Co.	14,207,693
129,000	Wells Fargo & Co.	8,239,230

		46,467,846

Media — 2.3%
146,381	The Walt Disney Co.	4,082,566
219,050	Time Warner, Inc.	3,677,850

		7,760,416

Medical Products — 1.3%
106,322	Baxter International, Inc.	4,126,357

Motor Vehicle — 0.7%
43,385	Autoliv, Inc.	2,454,723

Oil Services — 1.2%
32,361	Baker Hughes, Inc.	2,213,493
53,629	BJ Services Co.	1,855,563

		4,069,056

Paper & Packaging — 2.3%
212,991	Packaging Corp. of America	4,779,518
72,320	Plum Creek Timber Co., Inc.	2,670,778

		7,450,296

Parts & Equipment — 2.7%
61,520	American Standard Companies, Inc.	2,636,747
107,049	United Technologies Corp.	6,205,631

		8,842,378

Property Insurance — 4.1%
47,000	American International Group, Inc.	3,106,230
59,764	PartnerRe Ltd.	3,710,747
68,237	The Allstate Corp.	3,555,830
5,096	Willis Group Holdings Ltd.	174,589
46,435	XL Capital Ltd.(a)	2,976,948

		13,524,344

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Regional Banks — 2.1%
148,197	KeyCorp	$5,453,650
11,621	M&T Bank Corp.	1,326,421

		6,780,071

REITs — 3.7%
71,519	Apartment Investment & Management Co.	3,354,241
65,307	Developers Diversified Realty Corp.	3,575,558
138,543	iStar Financial, Inc.	5,303,426

		12,233,225

Retail Apparel — 2.8%
155,312	J. C. Penney Co., Inc.	9,382,398

Specialty Financials — 7.1%
75,876	AllianceBernstein Holding LP	5,026,785
89,629	American Capital Strategies Ltd.(a)	3,151,355
140,500	Apollo Investment Corp.	2,502,305
82,297	Countrywide Financial Corp.	3,020,300
229,669	Washington Mutual, Inc.	9,788,493

		23,489,238

Telecom Equipment — 1.2%
179,800	Motorola, Inc.	4,119,218

Telephone — 3.1%
142,567	AT&T, Inc.	3,855,012
190,283	Verizon Communications, Inc.	6,481,039

		10,336,051

Thrifts — 1.2%
60,388	Golden West Financial Corp.	4,100,345

Tobacco — 2.0%
93,377	Altria Group, Inc.	6,616,694

Transports — 0.5%
21,919	United Parcel Service, Inc. Class B	1,739,930

Trust/Processors — 0.8%
69,443	Bank of New York Co., Inc.	2,502,726

TOTAL COMMON STOCKS		$328,488,963

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.3%
Joint Repurchase Agreement Account II(b)
$4,200,000	4.83%	04/03/2006	$4,200,000
Maturity Value: $4,201,691

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$332,688,963

Shares	Description	Value
Securities Lending Collateral — 1.9%
6,423,875	Boston Global Investment Trust — Enhanced Portfolio	$6,423,875

TOTAL INVESTMENTS — 102.5%		$339,112,838

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-80-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REITs — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$306,297,952

Gross unrealized gain	36,632,479
Gross unrealized loss	(3,817,593)

Net unrealized security gain	$32,814,886

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND†

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 4.0%
306,100	Northrop Grumman Corp.	$20,903,569
44,100	Raytheon Co.	2,021,544
298,100	The Boeing Co.	23,230,933

		46,156,046

Banks — 6.4%
845,122	Bank of America Corp.	38,486,856
48,100	Bank of Hawaii Corp.	2,564,211
185,400	Hudson City Bancorp, Inc.	2,463,966
319,600	U.S. Bancorp	9,747,800
68,200	UnionBanCal Corp.	4,784,912
258,100	Wells Fargo & Co.	16,484,847

		74,532,592

Beverages — 0.3%
84,700	The Coca-Cola Co.(a)	3,546,389

Biotechnology — 3.0%
211,190	Amgen, Inc.*	15,364,073
57,500	Biogen Idec, Inc.*	2,708,250
27,800	Celgene Corp.*	1,229,316
72,100	Cephalon, Inc.*	4,344,025
123,300	Genentech, Inc.*	10,420,083
15,600	Genzyme Corp.*	1,048,632

		35,114,379

Chemicals — 1.8%
246,200	Monsanto Co.	20,865,450

Commercial Services & Supplies — 0.5%
34,800	Global Payments, Inc.	1,844,748
23,500	Manpower, Inc.	1,343,730
79,900	Waste Management, Inc.	2,820,470

		6,008,948

Communications Equipment — 3.1%
1,471,340	Cisco Systems, Inc.*	31,883,938
143,600	Corning, Inc.*	3,864,276

		35,748,214

Computers & Peripherals — 3.0%
853,800	Hewlett-Packard Co.	28,090,020
355,800	Western Digital Corp.*	6,913,194

		35,003,214

Diversified Financials — 8.2%
180,300	AmeriCredit Corp.*	5,540,619
122,014	Citigroup, Inc.	5,762,721
787,400	J.P. Morgan Chase & Co.	32,787,336
326,400	Merrill Lynch & Co., Inc.	25,707,264
288,780	Moody’s Corp.	20,636,219
82,900	Principal Financial, Inc.	4,045,520
20,000	SLM Corp.	1,038,800

		95,518,479

Diversified Telecommunication Services — 2.7%
662,000	AT&T, Inc.	17,900,480
166,500	CenturyTel, Inc.	6,513,480
293,801	Sprint Nextel Corp.	7,591,818

		32,005,778

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 3.2%
169,200	American Electric Power Co., Inc.	$5,756,184
492,300	PG&E Corp.	19,150,470
34,800	Progress Energy, Inc.	1,530,504
246,700	TXU Corp.	11,042,292

		37,479,450

Electrical Equipment — 0.6%
37,300	Emerson Electric Co.	3,119,399
79,300	Energizer Holdings, Inc.*	4,202,900

		7,322,299

Electronic Equipment & Instruments — 0.7%
46,600	Agilent Technologies, Inc.*	1,749,830
138,900	Jabil Circuit, Inc.*	5,953,254

		7,703,084

Energy Equipment & Services — 1.8%
36,800	Helmerich & Payne, Inc.	2,569,376
150,000	Schlumberger Ltd.	18,985,500

		21,554,876

Food & Drug Retailing — 1.0%
79,400	Safeway, Inc.	1,994,528
166,900	SUPERVALU, Inc.	5,143,858
207,200	The Kroger Co.	4,218,592

		11,356,978

Food Products — 2.0%
431,200	Archer-Daniels-Midland Co.	14,509,880
602,200	Tyson Foods, Inc.	8,274,228

		22,784,108

Healthcare Equipment & Supplies — 0.5%
24,600	Becton, Dickinson and Co.	1,514,868
32,000	Guidant Corp.	2,497,920
48,400	St. Jude Medical, Inc.*	1,984,400

		5,997,188

Healthcare Providers & Services — 4.2%
406,500	AmerisourceBergen Corp.	19,621,755
175,500	Express Scripts, Inc.*	15,426,450
267,800	McKesson Corp.	13,960,414

		49,008,619

Hotels, Restaurants & Leisure — 1.8%
244,400	Darden Restaurants, Inc.	10,027,732
32,800	Marriott International, Inc.	2,250,080
147,100	Starbucks Corp.*	5,536,844
53,800	Yum! Brands, Inc.	2,628,668

		20,443,324

Household Durables — 0.5%
63,500	Whirlpool Corp.	5,808,345

Household Products — 3.6%
85,700	Colgate-Palmolive Co.	4,893,470
636,150	Procter & Gamble Co.	36,654,963

		41,548,433

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 3.9%
1,306,800	General Electric Co.	$45,450,504

Insurance — 5.9%
355,000	Genworth Financial, Inc.	11,867,650
21,000	Lincoln National Corp.	1,146,390
195,000	Loews Corp.	19,734,000
305,263	MBIA, Inc.	18,355,464
22,700	MetLife, Inc.(a)	1,097,999
26,900	Radian Group, Inc.	1,620,725
106,400	The Chubb Corp.	10,154,816
80,500	W.R. Berkley Corp.	4,673,830

		68,650,874

Internet Software & Services — 1.6%
48,840	Google, Inc.*	19,047,600

IT Consulting & Services — 1.6%
192,800	Accenture Ltd.	5,797,496
231,100	Computer Sciences Corp.*	12,837,605

		18,635,101

Leisure Equipment & Products — 0.2%
93,500	Hasbro, Inc.	1,972,850

Machinery — 1.2%
190,300	Caterpillar, Inc.	13,665,443

Media — 6.0%
276,830	CBS Corp. Class B	6,638,383
248,770	Clear Channel Communications, Inc.	7,216,818
1,019,100	Liberty Media Corp. Series A*	8,366,811
160,040	The McGraw-Hill Companies, Inc.	9,221,505
103,800	The Walt Disney Co.	2,894,982
1,509,080	Time Warner, Inc.	25,337,453
47,900	Tribune Co.	1,313,897
178,890	Univision Communications, Inc.*	6,166,338
78,230	Viacom, Inc. Class B*	3,035,324

		70,191,511

Metals & Mining — 1.4%
19,400	Freeport-McMoRan Copper & Gold, Inc. Series B	1,159,538
22,500	Newmont Mining Corp.	1,167,525
129,200	Nucor Corp.	13,538,868
11,900	Southern Copper Corp.(a)	1,005,312

		16,871,243

Multiline Retail — 0.2%
85,300	Dillard’s, Inc.	2,221,212

Oil & Gas — 9.2%
204,900	Anadarko Petroleum Corp.(a)	20,696,949
236,500	Burlington Resources, Inc.	21,736,715
340,300	Devon Energy Corp.	20,816,151
42,200	EOG Resources, Inc.	3,038,400
37,200	Equitable Resources, Inc.	1,358,172

Shares	Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
301,366	Exxon Mobil Corp.	$18,341,135
234,200	Sunoco, Inc.	18,166,894
41,900	Ultra Petroleum Corp.*	2,610,789

		106,765,205

Pharmaceuticals — 6.3%
71,500	Allergan, Inc.(a)	7,757,750
123,300	Johnson & Johnson	7,301,826
603,600	Merck & Co., Inc.	21,264,828
1,452,315	Pfizer, Inc.	36,191,690
38,100	Watson Pharmaceuticals, Inc.*	1,094,994

		73,611,088

Real Estate — 0.8%
21,600	AMB Property Corp. (REIT)	1,172,232
10,600	Boston Properties, Inc. (REIT)	988,450
36,000	New Century Financial Corp.	1,656,720
110,000	ProLogis (REIT)	5,885,000

		9,702,402

Road & Rail — 0.6%
36,500	Burlington Northern Santa Fe Corp.	3,041,545
53,300	CSX Corp.	3,187,340
21,500	Norfolk Southern Corp.	1,162,505

		7,391,390

Semiconductor Equipment & Products — 2.3%
30,900	Freescale Semiconductor, Inc.*	859,329
113,308	Freescale Semiconductor, Inc. Class B*	3,146,563
309,600	Micron Technology, Inc.*	4,557,312
567,300	Texas Instruments, Inc.	18,420,231

		26,983,435

Software — 2.4%
52,500	Fair Isaac Corp.	2,080,050
30,100	Intuit Inc.*	1,601,019
789,040	Microsoft Corp.	21,469,778
112,800	Synopsys, Inc.*	2,521,080

		27,671,927

Specialty Retail — 1.2%
323,100	AutoNation, Inc.*	6,962,805
278,456	Circuit City Stores, Inc.	6,816,603

		13,779,408

Textiles & Apparel — 1.5%
502,900	Coach, Inc.*	17,390,282

Wireless Telecommunication Services — 0.1%
10,700	United States Cellular Corp.*	635,152

TOTAL COMMON STOCKS		$1,156,142,820

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.9%
Joint Repurchase Agreement Account II(b)
$10,000,000	4.83%	04/03/2006	$10,000,000
Maturity Value: $10,004,027

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,166,142,820

Shares	Description	Value
Securities Lending Collateral — 1.2%
13,570,375	Boston Global Investment Trust — Enhanced Portfolio	$13,570,375

TOTAL INVESTMENTS — 101.4%		$1,179,713,195

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S & P500 Index	92	June 2006	$5,995,180	$(36,464)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $10,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

TAX INFORMATION — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,053,995,086

Gross unrealized gain	136,691,344
Gross unrealized loss	(10,973,235)

Net unrealized security gain	$125,718,109

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

†Formerly known as Goldman Sachs Variable Insurance Trust CORESM U.S. Equity Fund. CORESM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense — 1.3%
20,600	AAR Corp.*	$586,688
9,200	Cubic Corp.	220,248
29,900	Kaman Corp.	752,284
21,300	United Industrial Corp.	1,297,809

		2,857,029

Airlines — 0.8%
39,700	Alaska Air Group, Inc.*	1,407,365
12,400	SkyWest, Inc.	362,948

		1,770,313

Auto Components — 0.1%
18,100	ArvinMeritor, Inc.	269,871

Banks — 7.9%
6,000	Accredited Home Lenders Holding Co.*	307,080
17,900	Bank Mutual Corp.	211,936
53,900	Bank of Hawaii Corp.	2,873,409
16,500	Central Pacific Financial Corp.	605,880
37,400	Chittenden Corp.	1,083,478
7,000	City National Corp.	537,530
25,300	Corus Bankshares, Inc.(a)	1,503,832
11,875	CVB Financial Corp.	203,062
4,600	First Citizens BancShares, Inc.	887,800
3,333	First Financial Bankshares, Inc.	127,654
34,800	FirstFed Financial Corp.*(a)	2,081,388
26,300	Hanmi Financial Corp.	474,978
4,375	IBERIABANK Corp.	247,494
34,500	PFF Bancorp, Inc.	1,162,995
31,800	Provident Financial Services, Inc.	575,580
5,100	S&T Bancorp, Inc.	186,558
59,300	SVB Financial Group*	3,145,865
23,800	Umpqua Holdings Corp.	678,300
1,200	WSFS Financial Corp.	75,396

		16,970,215

Biotechnology — 3.0%
65,100	Albany Molecular Research, Inc.*	661,416
75,900	Alkermes, Inc.*	1,673,595
83,400	Applera Corp. — Celera Genomics Group*	974,946
2,800	Cephalon, Inc.*	168,700
42,400	Kos Pharmaceuticals, Inc.*	2,025,448
15,300	Maxygen, Inc.*	126,684
12,000	PDL BioPharma, Inc.*	393,600
5,500	United Therapeutics Corp.*	364,540

		6,388,929

Chemicals — 1.6%
27,600	CF Industries Holdings, Inc.	468,924
20,400	H.B. Fuller Co.	1,047,336
39,600	NewMarket Corp.	1,884,564

		3,400,824

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 7.2%
58,700	Administaff, Inc.	$3,190,932
13,600	American Ecology Corp.	277,168
78,100	Arbitron, Inc.	2,641,342
14,500	Consolidated Graphics, Inc.*	755,740
28,100	CSG Systems International, Inc.*	653,606
55,700	Global Payments, Inc.	2,952,657
83,800	Labor Ready, Inc.*	2,007,010
35,400	Pre-Paid Legal Services, Inc.(a)	1,255,992
68,800	Spherion Corp.*	715,520
76,100	TeleTech Holdings, Inc.*	845,471
5,300	United Stationers, Inc.*	281,430

		15,576,868

Communications Equipment — 1.3%
10,000	Comtech Telecommunications Corp.*	291,700
34,900	DSP Group, Inc.*	1,012,449
43,600	InterDigital Communications Corp.*	1,069,072
45,000	Optical Communication Products, Inc.*	138,600
14,600	Powerwave Technologies, Inc.*	196,954

		2,708,775

Computers & Peripherals — 3.2%
74,300	Intergraph Corp.*	3,095,338
63,400	Komag, Inc.*(a)	3,017,840
26,400	Maxtor Corp.*	252,384
33,400	Western Digital Corp.*	648,962

		7,014,524

Construction & Engineering — 1.6%
51,600	EMCOR Group, Inc.*	2,562,456
49,600	Quanta Services, Inc.*	794,592

		3,357,048

Construction Materials — 1.1%
37,300	Eagle Materials, Inc.	2,378,248

Distributors — 0.9%
44,050	Brightpoint, Inc.*	1,368,193
64,600	Handleman Co.	620,160

		1,988,353

Diversified Financials — 2.7%
14,400	AmeriCredit Corp.*	442,512
52,900	CBIZ, Inc.*	423,200
63,400	CompuCredit Corp.*(a)	2,333,754
7,700	Greenhill & Co., Inc.	509,047
4,200	Investment Technology Group, Inc.*	209,160
15,700	optionsXpress Holdings, Inc.	456,556
50,800	World Acceptance Corp.*	1,391,920

		5,766,149

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Service — 0.5%
32,100	Commonwealth Telephone Enterprises, Inc.	$1,105,845

Electric Utilities — 0.9%
43,600	NorthWestern Corp.	1,357,704
9,800	Pepco Holdings, Inc.	223,342
31,500	Sierra Pacific Resources*	435,015

		2,016,061

Electrical Equipment — 2.6%
56,500	A.O. Smith Corp.	2,983,200
16,900	Acuity Brands, Inc.	676,000
7,800	Encore Wire Corp.*	264,264
12,700	General Cable Corp.*	385,191
9,400	The Genlyte Group, Inc.*	640,516
19,200	Woodward Governor Co.	638,400

		5,587,571

Electronic Equipment & Instruments — 3.3%
16,800	Avnet, Inc.*	426,384
27,900	Coherent, Inc.*	979,569
29,400	Exar Corp.*	419,832
53,500	Greatbatch, Inc.*	1,172,185
9,600	Itron, Inc.*	574,560
43,100	MTS Systems Corp.	1,802,873
7,500	Multi-Fineline Electronix, Inc.*	438,675
16,400	Plexus Corp.*	616,148
13,400	Tech Data Corp.*	494,594
7,400	Teledyne Technologies, Inc.*	263,440

		7,188,260

Energy Equipment & Services — 2.4%
18,300	Helmerich & Payne, Inc.	1,277,706
14,600	Hornbeck Offshore Services, Inc.*	526,622
8,400	RPC, Inc.	191,940
70,100	Veritas DGC, Inc.*	3,181,839

		5,178,107

Food & Drug Retailing — 3.1%
19,900	Flowers Foods, Inc.	591,030
63,532	Longs Drug Stores Corp.	2,940,261
8,000	Nash-Finch Co.	239,200
168,200	Terra Industries, Inc.*(a)	1,185,810
24,200	The Great Atlantic & Pacific Tea Co., Inc.*	845,306
3,500	The Pantry, Inc.*	218,365
34,200	Wild Oats Markets, Inc.*(a)	695,286

		6,715,258

Food Products — 0.8%
8,800	J & J Snack Foods Corp.	295,592
274	Seaboard Corp.	436,756
23,300	USANA Health Sciences, Inc.*(a)	972,076

		1,704,424

Shares	Description	Value
Common Stocks — (continued)
Healthcare Equipment & Supplies — 4.7%
104,400	Applera Corp. — Applied Biosystems Group	$2,833,416
17,900	Candela Corp.*	386,640
10,600	Computer Programs and Systems, Inc.	530,000
11,600	Hologic, Inc.*	642,060
62,500	Immucor, Inc.*	1,793,125
41,900	Mentor Corp.	1,898,489
9,400	STERIS Corp.	231,992
10,900	SurModics, Inc.*(a)	385,424
59,800	Thoratec Corp.*	1,152,346
5,300	Ventana Medical Systems, Inc.*	221,381

		10,074,873

Healthcare Providers & Services — 1.0%
38,900	Genesis HealthCare Corp.*	1,709,266
10,100	Sunrise Senior Living, Inc.*	393,597

		2,102,863

Hotels, Restaurants & Leisure — 3.4%
62,400	Choice Hotels International, Inc.	2,856,672
12,900	Domino’s Pizza, Inc.	368,295
33,300	Landry’s Restaurants, Inc.	1,176,489
90,700	Papa John’s International, Inc.*	2,975,867

		7,377,323

Household Durables — 1.0%
89,200	American Greetings Corp.	1,928,504
20,400	Kimball International, Inc. Class B	306,816

		2,235,320

Industrial Conglomerates — 0.1%
6,800	Pioneer Cos., Inc.*	207,400

Insurance — 4.2%
10,500	American Physicians Capital, Inc.*	504,000
6,300	FBL Financial Group, Inc.	217,035
102,800	Fremont General Corp.	2,216,368
42,500	LandAmerica Financial Group, Inc.	2,883,625
1,300	National Western Life Insurance Co.	301,977
4,600	Safety Insurance Group, Inc.	210,036
59,400	Stewart Information Services Corp.	2,796,552

		9,129,593

Internet Software & Services — 2.6%
11,600	Digital Insight Corp.*	422,240
54,800	EarthLink, Inc.*	523,340
52,300	InfoSpace, Inc.*	1,461,785
10,200	J2 Global Communications, Inc.*	479,400
52,700	Trizetto Group, Inc.*	926,993

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
42,300	United Online, Inc.	$543,978
44,600	Websense, Inc.*	1,230,068

		5,587,804

IT Consulting & Services — 1.0%
82,900	Agilysys, Inc.	1,248,474
37,700	Redback Networks Inc.*	817,713

		2,066,187

Machinery — 4.4%
63,500	Applied Industrial Technologies, Inc.	2,832,100
10,100	CIRCOR International, Inc.	294,920
23,200	EnPro Industries, Inc.*	795,760
108,600	JLG Industries, Inc.	3,343,794
15,100	NACCO Industries, Inc.	2,324,796

		9,591,370

Media — 0.7%
9,000	Catalina Marketing Corp.	207,900
47,600	Netflix, Inc.*(a)	1,379,924

		1,587,824

Metals & Mining — 1.7%
6,600	Chaparral Steel Co.*	428,472
4,300	Commercial Metals Co.	230,007
102,600	Ryerson Tull, Inc.(a)	2,745,576
29,100	USEC, Inc.	350,655

		3,754,710

Multiline Retail — 0.4%
17,100	Dillard’s, Inc.	445,284
26,000	Retail Ventures, Inc.*(a)	381,160

		826,444

Office Electronics — 0.4%
50,950	PAR Technology Corp.*	903,853

Oil & Gas — 4.7%
16,500	Berry Petroleum Co.	1,129,425
17,500	Encore Acquisition Co.*	542,500
89,700	Helix Energy Solutions Group, Inc.*	3,399,630
26,400	KCS Energy, Inc.*	686,400
24,800	Pioneer Drilling Co.*	407,464
5,200	St. Mary Land & Exploration Co.	212,316
64,400	Swift Energy Co.*	2,412,424
31,400	W&T Offshore, Inc.(a)	1,265,734

		10,055,893

Paper & Forest Products — 0.3%
24,400	Louisiana-Pacific Corp.	663,680

Personal Products — 0.3%
27,700	Mannatech, Inc.(a)	481,426
6,400	Parlux Fragrances, Inc.*(a)	206,400

		687,826

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 1.9%
8,500	Adams Respiratory Therapeutics, Inc.*	$338,045
91,700	Alpharma,Inc.	2,459,394
34,200	Bentley Pharmaceuticals, Inc. (REIT)*(a)	449,730
29,100	Endo Pharmaceuticals Holdings, Inc.*	954,771

		4,201,940

Real Estate — 6.6%
9,000	American Home Mortgage Investment Corp. (REIT)	280,890
50,800	Anthracite Capital, Inc. (REIT)	557,784
27,900	BioMed Reality Trust, Inc. (REIT)	826,956
22,400	Boykin Lodging Co. (REIT)*	252,896
121,600	Commercial Net Lease Realty (REIT)(a)	2,833,280
30,100	Digital Realty Trust, Inc. (REIT)	847,917
6,500	Entertainment Properties Trust (REIT)	272,870
29,900	FelCor Lodging Trust, Inc. (REIT)	630,890
12,159	Gramercy Capital Corp. (REIT)	303,124
21,800	National Health Investors, Inc. (REIT)	553,720
42,600	New Century Financial Corp. (REIT)(a)	1,960,452
14,100	RAIT Investment Trust (REIT)	398,184
116,300	Senior Housing Properties Trust (REIT)	2,105,030
83,700	Spirit Finance Corp. (REIT)	1,021,140
23,600	Trammell Crow Co.*	841,576
23,500	Trustreet Properties, Inc. (REIT)	356,965
5,700	Universal Health Realty Income Trust (REIT)	208,221

		14,251,895

Road & Rail — 1.4%
14,100	Covenant Transport, Inc.*	205,860
48,000	Dollar Thrifty Automotive Group, Inc.*	2,179,200
5,200	GATX Corp.	214,708
24,300	U. S. Xpress Enterprises, Inc.*	473,121

		3,072,889

Semiconductor Equipment & Products — 2.8%
59,700	Atmel Corp.*	281,784
9,200	Cymer, Inc.*	418,048
10,800	Genesis Microchip, Inc.*	184,032
32,500	Lam Research Corp.*	1,397,500
21,700	LSI Logic Corp.*	250,852
14,600	Micrel, Inc.*	216,372

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductor Equipment & Products — (continued)
39,100	MPS Group, Inc.*	$598,230
22,000	Netlogic Microsystems, Inc.*(a)	906,620
40,100	Photronics, Inc.*	752,276
30,700	PortalPlayer, Inc.*(a)	682,461
14,300	Trident Microsystems, Inc.*	415,558

		6,103,733

Software — 2.3%
9,900	ANSYS, Inc.*	536,085
33,500	JDA Software Group, Inc.*	483,740
58,300	Lawson Software, Inc.*(a)	447,161
22,800	Merge Technologies, Inc.*(a)	364,116
65,600	Novell, Inc.*	503,808
12,000	QAD, Inc.	89,760
42,300	Red Hat, Inc.*	1,183,554
18,100	SPSS, Inc.*	573,046
16,000	Synopsys, Inc.*	357,600
33,200	TradeStation Group, Inc.*	458,824

		4,997,694

Specialty Retail — 5.7%
41,200	Building Materials Holding Corp.(a)	1,468,368
92,700	Circuit City Stores, Inc.	2,269,296
5,500	Dress Barn, Inc.*	263,725
15,500	Group 1 Automotive, Inc.	736,870
6,500	Hibbett Sporting Goods, Inc.*	214,435
28,000	Lithia Motors, Inc.	971,600
106,700	Payless ShoeSource, Inc.*	2,442,363
39,000	Sonic Automotive, Inc.	1,082,640
31,150	Stage Stores, Inc.	926,712
55,200	United Rentals, Inc.*	1,904,400

		12,280,409

Textiles & Apparel — 1.5%
27,400	Brown Shoe Co.	1,437,952
37,100	Guess?, Inc.*	1,450,981
11,800	Skechers U.S.A., Inc.*	294,174

		3,183,107

TOTAL COMMON STOCKS		$214,887,302

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.6%
Joint Repurchase Agreement Account II(b)
$1,200,000	4.83%	04/03/2006	$1,200,000
Maturity Value: $1,200,483

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$216,087,302

Shares	Description	Value
Securities Lending Collateral — 12.2%
26,304,575	Boston Global Investment Trust — Enhanced Portfolio	$26,304,575

TOTAL INVESTMENTS — 112.2%		$242,391,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-80-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND†

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell 2000 Index	19	June 2006	$1,466,420	$24,951

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$204,166,077

Gross unrealized gain	42,562,680
Gross unrealized loss	(4,336,880)

Net unrealized security gain	$38,225,800

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs Variable Insurance Trust CORESM Small Cap Equity Fund. CORESM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Australia — 1.8%
1,344,989	Alumina Ltd. (Materials)	$7,107,177

France — 10.6%
286,003	Credit Agricole SA (Banks)	11,084,393
371,107	France Telecom SA (Telecommunication Services)	8,331,528
38,766	Technip SA (Energy)	2,628,829
41,652	Total SA Class B(a) (Energy)	10,980,846
99,969	Vinci SA (Capital Goods)	9,836,782

		42,862,378

Germany — 5.3%
120,194	E.ON AG (Utilities)	13,203,624
79,732	Schering AG (Pharmaceuticals & Biotechnology)	8,286,517

		21,490,141

Hong Kong — 7.7%
1,403,500	Esprit Holdings Ltd. (Retailing)	10,906,445
29,228,000	PICC Property and Casualty Co. Ltd. (Insurance)	10,713,002
5,206,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	9,353,722

		30,973,169

Hungary — 2.4%
139,600	OTP Bank Rt. GDR (Banks)	9,702,200

Italy — 2.6%
202,014	Fastweb*(a) (Telecommunication Services)	10,292,385

Japan — 22.0%
234,500	Alpen Co. Ltd. (Consumer Durables & Apparel)	8,766,355
239,000	Credit Saison Co. Ltd. (Diversified Financials)	13,211,912
871,000	Hitachi Metals Ltd. (Materials)	10,262,272
708	Millea Holdings, Inc. (Insurance)	13,968,400
530,800	Nomura Holdings, Inc. (Diversified Financials)	11,758,761
157,500	Shin-Etsu Chemical Co. Ltd. (Materials)	8,541,684
2,572,000	Taiheiyo Cement Corp. (Materials)	12,408,232
148,300	Union Tool Co. (Capital Goods)	9,551,493

		88,469,109

Netherlands — 4.6%
246,499	ING Groep NV(a) (Diversified Financials)	9,707,947
252,822	TNT NV (Transportation)	8,737,697

		18,445,644

Shares	Description	Value
Common Stocks — (continued)
Russia — 3.6%
121,715	LUKOIL ADR (Energy)	$10,137,960
133,200	Mobile Telesystems ADR (Telecommunication Services)	4,408,920

		14,546,880

South Korea — 5.6%
251,863	Hyundai Motor Co. GDR(a)(b) (Automobiles & Components)	10,738,272
18,760	Samsung Electronics Co. Ltd. GDR(b) (Semiconductors & Semiconductor Equipment)	6,129,676
21,900	Samsung Electronics Co. Ltd. GDR-Preferred Shares(b) (Semiconductors & Semiconductor Equipment)	5,628,300

		22,496,248

Spain — 2.5%
483,808	Banco Bilbao Vizcaya Argentaria SA (Banks)	10,080,207

Sweden — 3.1%
282,381	Svenska Cellulosa AB (SCA) Series B (Materials)	12,393,328

Switzerland — 5.7%
147,689	Credit Suisse Group (Diversified Financials)	8,262,276
10,654	Nestle SA (Food Beverage & Tobacco)	3,154,770
208,803	Novartis AG (Pharmaceuticals & Biotechnology)	11,585,657

		23,002,703

Taiwan — 1.3%
423,407	Hon Hai Precision Industry Co. Ltd. GDR (Technology Hardware & Equipment)	5,246,015

United Kingdom — 20.3%
1,086,832	Amvescap PLC (Diversified Financials)	10,133,685
1,369,453	Bodycote International PLC (Capital Goods)	6,557,263
138,051	Carnival PLC (Hotels, Restaurants & Leisure)	6,779,037
477,702	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	12,488,573
1,005,855	Prudential PLC (Insurance)	11,633,835
250,467	Royal Bank of Scotland Group PLC (Banks)	8,143,934
4,862,204	Vodafone Group PLC (Telecommunication Services)	10,143,653

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
2,363,784	W.M. Supermarkets PLC (Food & Staples Retailing)	$7,778,754
686,076	WPP Group PLC (Media)	8,211,137

		81,869,871

TOTAL COMMON STOCKS		$398,977,455

Units	Description	Expiration Month	Value
Right — 0.1%
99,969	Vinci SA * (Capital Goods)	4/2006	$214,431

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation — 0.7%
State Street Bank & Trust Euro — Time Deposit
$2,733,000	4.45%	04/03/2006	$2,733,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$401,924,886

Shares	Description	Value
Securities Lending Collateral — 5.7%
23,024,200	Boston Global Investment Trust — Enhanced Portfolio	$23,024,200

TOTAL INVESTMENTS — 105.6%		$424,949,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $22,496,248, which represents approximately 5.6% of net assets as of March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$377,865,941

Gross unrealized gain	52,828,872
Gross unrealized loss	(5,745,727)

Net unrealized security gain	$47,083,145

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.8%
Aerospace & Defense — 1.5%
160,730	United Technologies Corp.	$9,317,518

Audio & Visual Equipment — 0.5%
28,420	Harman International Industries, Inc.	3,158,315

Banks — 1.3%
52,230	Golden West Financial Corp.	3,546,417
110,192	J.P. Morgan Chase & Co.	4,588,395

		8,134,812

Beverages — 4.9%
112,580	Fortune Brands, Inc.	9,077,326
256,800	PepsiCo, Inc.	14,840,472
142,075	The Coca-Cola Co.	5,948,680

		29,866,478

Biotechnology — 2.8%
191,354	Amgen, Inc.*	13,921,003
91,100	MedImmune, Inc.*	3,332,438

		17,253,441

Broadcasting & Cable/Satellite TV — 2.6%
230,050	Univision Communications, Inc.*	7,929,824
358,650	XM Satellite Radio Holdings, Inc.*	7,987,135

		15,916,959

Commercial Services — 6.1%
110,170	ARAMARK Corp. Class B	3,254,422
72,400	Iron Mountain, Inc.*	2,949,576
137,590	Moody’s Corp.	9,832,181
362,450	The McGraw-Hill Companies, Inc.	20,884,369

		36,920,548

Computer Hardware — 1.7%
103,935	Dell, Inc.*	3,093,106
532,200	EMC Corp.*	7,253,886

		10,346,992

Computer Services — 3.2%
414,091	First Data Corp.	19,387,741

Computer Software — 6.2%
221,225	Electronic Arts, Inc.*	12,105,432
936,468	Microsoft Corp.	25,481,294

		37,586,726

Drugs & Medicine — 3.1%
174,984	Pfizer, Inc.	4,360,601
322,100	Schering-Plough Corp.	6,116,679
175,835	Wyeth	8,531,514

		19,008,794

Financials — 3.6%
72,535	Merrill Lynch & Co., Inc.	5,712,857
102,245	Morgan Stanley	6,423,031

Shares	Description	Value
Common Stocks — (continued)
Financials — (continued)
556,230	The Charles Schwab Corp.	$9,572,718

		21,708,606

Foods — 2.2%
80,600	The Hershey Co.	4,209,738
140,920	Wm. Wrigley Jr. Co.	9,018,880

		13,228,618

Gaming/Lodging — 5.1%
179,847	Carnival Corp.	8,519,353
386,300	Cendant Corp.	6,702,305
119,420	Harrah’s Entertainment, Inc.	9,309,983
93,830	Marriott International, Inc.	6,436,738

		30,968,379

Health Care Services — 0.5%
52,900	Omnicare, Inc.	2,908,971

Household/Personal Care — 1.3%
137,317	Procter & Gamble Co.	7,912,206

Insurance — 0.3%
45,110	Willis Group Holdings Ltd.	1,545,469

Internet & Online — 4.8%
36,310	Google, Inc.*	14,160,900
454,374	Yahoo!, Inc.*	14,658,105

		28,819,005

Manufacturing — 1.1%
94,700	Rockwell Automation, Inc.	6,809,877

Medical Products — 5.0%
36,530	C.R. Bard, Inc.	2,477,099
45,550	Fisher Scientific International, Inc.*	3,099,678
212,378	Medtronic, Inc.	10,778,183
188,000	Stryker Corp.	8,335,920
79,847	Zimmer Holdings, Inc.*	5,397,657

		30,088,537

Movies & Entertainment — 1.5%
180,650	Time Warner, Inc.	3,033,114
154,874	Viacom, Inc. Class B*	6,009,111

		9,042,225

Networking/Telecommunications Equipment — 3.4%
738,590	Cisco Systems, Inc.*	16,005,245
54,100	Research In Motion Ltd.*	4,592,008

		20,597,253

Oil & Gas — 6.4%
247,740	Canadian Natural Resources Ltd.	13,722,319
290,800	Chesapeake Energy Corp.	9,134,028
209,320	Suncor Energy, Inc.	16,121,826

		38,978,173

Oil Well Services & Equipment — 5.2%
242,738	Baker Hughes, Inc.	16,603,279

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil Well Services & Equipment — (continued)
119,220	Schlumberger Ltd.	$15,089,676

		31,692,955

Pharmacy Benefit Manager — 2.4%
168,265	Caremark Rx, Inc.	8,275,272
109,590	Medco Health Solutions, Inc.*	6,270,740

		14,546,012

Producer Goods — 0.8%
66,110	W.W. Grainger, Inc.	4,981,389

Publishing — 1.4%
165,155	Lamar Advertising Co.*	8,690,456

Retailing — 5.7%
208,670	Lowe’s Companies, Inc.	13,446,694
192,990	Target Corp.	10,037,410
238,520	Wal-Mart Stores, Inc.	11,267,685

		34,751,789

Semiconductors — 5.5%
184,484	Intel Corp.	3,569,765
348,279	Linear Technology Corp.	12,217,627
348,791	QUALCOMM, Inc.	17,652,313

		33,439,705

Specialty Finance — 6.1%
113,160	American Express Co.	5,946,558
124,207	Fannie Mae	6,384,240
401,455	Freddie Mac	24,488,755

		36,819,553

Technology Services — 1.1%
61,920	Cognizant Technology Solutions Corp.*	3,683,621
103,200	NeuStar, Inc.*	3,199,200

		6,882,821

Telecommunications — 2.5%
391,990	American Tower Corp.*	11,885,137
116,550	Crown Castle International Corp.*	3,304,192

		15,189,329

TOTAL INVESTMENTS — 99.8%		$606,499,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$570,691,031

Gross unrealized gain	47,566,565
Gross unrealized loss	(11,757,944)

Net unrealized security gain	$35,808,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.8%
61,800	Alliant Techsystems, Inc.*	$4,769,106

Apparel/Shoes — 2.9%
98,780	Chico’s FAS, Inc.*	4,014,419
153,370	Urban Outfitters, Inc.*	3,763,700

		7,778,119

Audio & Visual Equipment — 1.8%
42,600	Harman International Industries, Inc.	4,734,138

Audio Technology — 0.9%
110,200	Dolby Laboratories, Inc.*	2,303,180

Auto Parts & Related — 1.8%
271,300	Gentex Corp.	4,736,898

Banks — 1.8%
16,330	City National Corp.	1,253,981
43,110	Commerce Bancorp, Inc.(a)	1,579,982
72,270	TCF Financial Corp.	1,860,952

		4,694,915

Beverages — 2.1%
68,410	Fortune Brands, Inc.	5,515,898

Biotechnology — 1.1%
80,000	MedImmune, Inc.*	2,926,400

Broadcasting & Cable/Satellite TV — 5.0%
438,700	Entravision Communications Corp.*	4,018,492
129,600	Univision Communications, Inc.*	4,467,312
208,800	XM Satellite Radio Holdings, Inc.*	4,649,976

		13,135,780

Business Software & Services — 3.0%
163,400	Ceridian Corp.*	4,158,530
81,300	ChoicePoint, Inc.*	3,638,175

		7,796,705

Commercial Services — 5.5%
107,640	Alliance Data Systems Corp.*	5,034,323
162,270	ARAMARK Corp. Class B	4,793,456
104,100	Iron Mountain, Inc.*	4,241,034
11,680	Suntech Power Holdings Co., Ltd. ADR*	432,043

		14,500,856

Computer Hardware — 3.2%
139,940	Avocent Corp.*	4,441,695
91,194	Zebra Technologies Corp.*	4,078,196

		8,519,891

Computer Software — 6.3%
328,466	Activision, Inc.*	4,529,546
128,411	Cogent, Inc.*	2,355,058
116,930	Cognos, Inc.*	4,548,577
78,100	NAVTEQ*	3,955,765

Shares	Description	Value
Common Stocks — (continued)
Computer Software — (continued)
30,830	Salesforce.com, Inc.*	$1,120,054

		16,509,000

Consumer Products & Services — 0.5%
3,135	Sotheby’s Holdings, Inc.*	91,040
25,100	Weight Watchers International, Inc.	1,290,140

		1,381,180

Drugs & Medicine — 1.2%
94,700	OSI Pharmaceuticals, Inc.*	3,039,870

Financial Services — 1.5%
128,000	MoneyGram International, Inc.	3,932,160

Foods — 1.0%
50,200	The Hershey Co.	2,621,946

Gaming/Lodging — 2.2%
45,780	Harrah’s Entertainment, Inc.	3,569,009
34,400	Hilton Hotels Corp.	875,824
20,850	Marriott International, Inc.	1,430,310

		5,875,143

Health Care Services — 2.0%
32,400	Covance, Inc.*	1,903,500
36,900	Omnicare, Inc.	2,029,131
50,460	VCA Antech, Inc.*	1,437,101

		5,369,732

Homebuilding & Related — 1.9%
114,000	American Standard Companies, Inc.	4,886,040

Housewares — 2.1%
127,900	Williams-Sonoma, Inc.*	5,422,960

Insurance — 0.7%
56,900	Willis Group Holdings Ltd.	1,949,394

Internet & Online — 1.2%
229,200	CNET Networks, Inc.*	3,256,932

Manufacturing — 3.7%
104,600	Pentair, Inc.	4,262,450
75,090	Rockwell Automation, Inc.	5,399,722

		9,662,172

Medical Products — 8.5%
99,700	Advanced Medical Optics, Inc.*	4,650,008
136,820	Biomet, Inc.	4,859,847
71,240	C.R. Bard, Inc.	4,830,784
78,960	Fisher Scientific International, Inc.*	5,373,228
50,000	Gen-Probe, Inc.*	2,756,000

		22,469,867

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Medical Supplies — 2.0%
108,790	Charles River Laboratories International, Inc.*	$5,332,886

Natural Gas — 0.6%
38,500	XTO Energy, Inc.	1,677,445

Networking/Telecommunications Equipment — 6.0%
100,810	Amphenol Corp.	5,260,266
163,500	FLIR Systems, Inc.*	4,645,035
98,000	Juniper Networks, Inc.*	1,873,760
46,750	Research In Motion Ltd.*	3,968,140

		15,747,201

Oil & Gas — 1.4%
46,100	Chesapeake Energy Corp.	1,448,001
60,000	Quicksilver Resources, Inc.*(a)	2,319,600

		3,767,601

Oil Well Services & Equipment — 6.4%
115,450	Cooper Cameron Corp.*	5,089,036
29,000	Grant Prideco, Inc.*	1,242,360
122,300	Smith International, Inc.	4,764,808
126,410	Weatherford International Ltd.*	5,783,257

		16,879,461

Pharmacy Benefit Manager — 1.3%
37,700	Caremark Rx, Inc.	1,854,086
27,370	Medco Health Solutions, Inc.*	1,566,111

		3,420,197

Producer Goods — 1.8%
62,900	W.W. Grainger, Inc.	4,739,515

Publishing — 2.9%
13,900	Getty Images, Inc.*	1,040,832
100,500	Lamar Advertising Co.*	5,288,310
28,730	The E.W. Scripps Co.	1,284,518

		7,613,660

Restaurants — 1.4%
72,500	P.F. Chang’s China Bistro, Inc.*(a)	3,573,525

Semiconductors/Semi-Cap Equipment — 7.5%
52,600	Advanced Micro Devices, Inc.*	1,744,216
52,200	FormFactor, Inc.*	2,052,504
144,900	Linear Technology Corp.	5,083,092
32,550	Marvell Technology Group Ltd.*	1,760,955
72,100	Microchip Technology, Inc.	2,617,230
127,500	Tessera Technologies, Inc.*	4,090,200
99,900	Xilinx, Inc.	2,543,454

		19,891,651

Specialty Finance — 0.0%
3,693	CapitalSource Inc.	91,882

Shares	Description	Value
Common Stocks — (continued)
Technology Services — 3.3%
65,010	Cognizant Technology Solutions Corp.*	$3,867,445
155,300	NeuStar, Inc.*	4,814,300

		8,681,745

Telecommunications — 1.6%
148,200	Crown Castle International Corp.*	4,201,470

TOTAL COMMON STOCKS		$263,406,521

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$263,406,521

Securities Lending Collateral — 2.5%
6,651,025	Boston Global Investment Trust — Enhanced Portfolio	$6,651,025

TOTAL INVESTMENTS — 102.4%		$270,057,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: ADR — American Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$253,681,289

Gross unrealized gain	22,640,909
Gross unrealized loss	(6,264,652)

Net unrealized security gain	$16,376,257

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense — 2.0%
15,700	General Dynamics Corp.	$1,004,486
4,800	Goodrich Corp.	209,328
4,800	L-3 Communications Holdings, Inc.	411,792
14,082	Lockheed Martin Corp.	1,057,981
13,692	Northrop Grumman Corp.	935,027
17,500	Raytheon Co.	802,200
6,700	Rockwell Collins, Inc.	377,545
31,338	The Boeing Co.	2,442,170
39,800	United Technologies Corp.	2,307,206

		9,547,735

Air Freight & Couriers — 1.0%
11,900	FedEx Corp.	1,343,986
2,000	Ryder System, Inc.	89,560
42,800	United Parcel Service, Inc. Class B	3,397,464

		4,831,010

Airlines — 0.1%
27,818	Southwest Airlines Co.	500,446

Auto Components — 0.2%
2,600	Cooper Tire & Rubber Co.	37,284
7,600	Johnson Controls, Inc.	577,068
7,000	The Goodyear Tire & Rubber Co.*	101,360

		715,712

Automobiles — 0.3%
72,881	Ford Motor Co.	580,133
22,100	General Motors Corp.(a)	470,067
10,700	Harley-Davidson, Inc.	555,116

		1,605,316

Banks — 6.8%
13,500	AmSouth Bancorp.	365,175
182,228	Bank of America Corp.	8,298,663
30,200	Bank of New York Co., Inc.	1,088,408
21,000	BB&T Corp.	823,200
6,450	Comerica, Inc.	373,907
4,900	Compass Bancshares, Inc.	247,989
21,705	Fifth Third Bancorp.	854,309
4,900	First Horizon National Corp.	204,085
10,000	Golden West Financial Corp.	679,000
9,049	Huntington Bancshares, Inc.	218,352
15,800	KeyCorp	581,440
3,100	M&T Bank Corp.	353,834
8,200	Marshall & Ilsley Corp.	357,356
16,200	Mellon Financial Corp.	576,720
21,400	National City Corp.	746,860
18,550	North Fork Bancorporation, Inc.	534,797
7,200	Northern Trust Corp.	378,000
11,500	PNC Financial Services Group, Inc.	774,065
17,855	Regions Financial Corp.	627,960
13,700	Sovereign Bancorp, Inc.	300,167

Shares	Description	Value
Common Stocks — (continued)
Banks — (continued)
14,500	SunTrust Banks, Inc.	$1,055,020
12,400	Synovus Financial Corp.	335,916
70,634	U.S. Bancorp	2,154,337
63,627	Wachovia Corp.	3,566,293
38,840	Washington Mutual, Inc.	1,655,361
65,730	Wells Fargo & Co.	4,198,175
4,100	Zions Bancorp.	339,193

		31,688,582

Beverages — 2.0%
30,400	Anheuser-Busch Companies, Inc.	1,300,208
3,300	Brown-Forman Corp. Class B	254,001
12,100	Coca-Cola Enterprises, Inc.	246,114
7,800	Constellation Brands, Inc.*	195,390
2,100	Molson Coors Brewing Co. Class B	144,102
5,200	Pepsi Bottling Group, Inc.	158,028
65,010	PepsiCo, Inc.	3,756,928
80,800	The Coca-Cola Co.	3,383,096

		9,437,867

Biotechnology — 1.4%
45,808	Amgen, Inc.*	3,332,532
13,485	Biogen Idec, Inc.*	635,144
4,400	Chiron Corp.*	201,564
10,200	Genzyme Corp.*	685,644
18,100	Gilead Sciences, Inc.*	1,126,182
10,000	MedImmune, Inc.*	365,800

		6,346,866

Building Products — 0.2%
7,100	American Standard Companies, Inc.	304,306
16,300	Masco Corp.	529,587

		833,893

Chemicals — 1.5%
8,700	Air Products & Chemicals, Inc.	584,553
2,800	Ashland, Inc.	199,024
37,877	Dow Chemical Co.	1,537,806
36,100	E.I. du Pont de Nemours & Co.	1,523,781
3,200	Eastman Chemical Co.	163,776
7,200	Ecolab, Inc.	275,040
4,650	Engelhard Corp.	184,187
4,300	Hercules, Inc.*	59,340
3,100	International Flavors & Fragrances, Inc.	106,392
10,627	Monsanto Co.	900,638
6,500	PPG Industries, Inc.	411,775
12,600	Praxair, Inc.	694,890
5,675	Rohm & Haas Co.	277,337
2,600	Sigma-Aldrich Corp.	171,054
944	Tronox, Inc. Class B*	16,037

		7,105,630

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 1.0%
8,700	Allied Waste Industries, Inc.*	$106,488
5,600	Apollo Group, Inc.*	294,056
4,400	Avery Dennison Corp.	257,312
39,433	Cendant Corp.	684,163
5,500	Cintas Corp.	234,410
5,500	Convergys Corp.*	100,155
5,100	Equifax, Inc.	189,924
7,250	Fiserv, Inc.*	308,488
13,000	H&R Block, Inc.	281,450
5,000	Monster Worldwide, Inc.*	249,300
8,900	Pitney Bowes, Inc.	382,077
8,500	R.R. Donnelley & Sons Co.	278,120
6,700	Robert Half International, Inc.	258,687
5,208	Sabre Holdings Corp.	122,544
21,635	Waste Management, Inc.	763,715

		4,510,889

Communications Equipment — 3.0%
4,585	ADC Telecommunications, Inc.*	117,330
6,300	Andrew Corp.*	77,364
16,431	Avaya, Inc.*	185,670
23,000	Ciena Corp.*	119,830
241,300	Cisco Systems, Inc.*	5,228,971
8,000	Comverse Technology, Inc.*	188,240
60,600	Corning, Inc.*	1,630,746
65,200	JDS Uniphase Corp.*	271,884
174,682	Lucent Technologies, Inc.*	532,780
98,035	Motorola, Inc.	2,245,982
65,000	QUALCOMM, Inc.	3,289,650
17,900	Tellabs, Inc.*	284,610

		14,173,057

Computers & Peripherals — 3.6%
33,400	Apple Computer, Inc.*	2,094,848
92,300	Dell, Inc.*	2,746,848
93,100	EMC Corp.*	1,268,953
11,260	Gateway, Inc.*	24,660
110,898	Hewlett-Packard Co.	3,648,544
61,500	International Business Machines Corp.	5,071,905
4,300	Lexmark International, Inc.*	195,134
7,200	NCR Corp.*	300,888
14,600	Network Appliance, Inc.*	526,038
6,800	Nvidia Corp.*	389,368
136,400	Sun Microsystems, Inc.*	699,732

		16,966,918

Construction & Engineering — 0.1%
3,400	Fluor Corp.	291,720

Construction Materials — 0.1%
3,900	Vulcan Materials Co.	337,935

Containers & Packaging — 0.2%
4,100	Ball Corp.	179,703
4,200	Bemis Co., Inc.	132,636

Shares	Description	Value
Common Stocks — (continued)
Containers & Packaging — (continued)
5,700	Pactiv Corp.*	$139,878
3,108	Sealed Air Corp.	179,860
4,300	Temple-Inland, Inc.	191,565

		823,642

Diversified Financials — 8.4%
48,500	American Express Co.	2,548,675
9,780	Ameriprise Financial, Inc.	440,687
11,837	Capital One Financial Corp.	953,115
7,900	CIT Group, Inc.	422,808
195,840	Citigroup, Inc.	9,249,523
23,498	Countrywide Financial Corp.	862,377
16,300	E-Trade Financial Corp.*	439,774
37,900	Fannie Mae	1,948,060
3,300	Federated Investors, Inc. Class B	128,865
6,030	Franklin Resources, Inc.	568,267
27,100	Freddie Mac	1,653,100
17,100	Goldman Sachs Group, Inc.	2,684,016
136,725	J.P. Morgan Chase & Co.	5,693,229
8,500	Janus Capital Group, Inc.	196,945
10,600	Lehman Brothers Holdings, Inc.	1,532,018
36,000	Merrill Lynch & Co., Inc.	2,835,360
9,500	Moody’s Corp.	678,870
42,134	Morgan Stanley	2,646,858
10,900	Principal Financial, Inc.	531,920
16,371	SLM Corp.	850,310
13,000	State Street Corp.	785,590
5,200	T. Rowe Price Group, Inc.	406,692
4,652	The Bear Stearns Companies, Inc.	645,232
40,400	The Charles Schwab Corp.	695,284

		39,397,575

Diversified Telecommunication Services — 3.3%
15,300	ALLTEL Corp.	990,675
152,182	AT&T, Inc.	4,115,001
70,500	BellSouth Corp.	2,442,825
5,100	CenturyTel, Inc.	199,512
13,100	Citizens Communications Co.	173,837
61,463	Qwest Communications International, Inc.*	417,948
116,410	Sprint Nextel Corp.	3,008,035
114,830	Verizon Communications, Inc.	3,911,110

		15,258,943

Electric Utilities — 2.6%
26,000	AES Corp.*	443,560
6,400	Allegheny Energy, Inc.*	216,640
8,100	Ameren Corp.	403,542
15,540	American Electric Power Co., Inc.	528,671
12,098	CenterPoint Energy, Inc.	144,329
7,743	Cinergy Corp.	351,610
8,800	CMS Energy Corp.*	113,960
9,600	Consolidated Edison, Inc.	417,600

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
7,050	Constellation Energy Group, Inc.	$385,705
13,650	Dominion Resources, Inc.	942,259
7,100	DTE Energy Co.	284,639
12,900	Edison International	531,222
8,100	Entergy Corp.	558,414
26,100	Exelon Corp.	1,380,690
12,900	FirstEnergy Corp.	630,810
15,800	FPL Group, Inc.	634,212
13,500	PG&E Corp.	525,150
3,900	Pinnacle West Capital Corp.	152,490
14,800	PPL Corp.	435,120
9,877	Progress Energy, Inc.	434,390
9,800	Public Service Enterprise Group, Inc.	627,592
29,000	Southern Co.	950,330
8,300	TECO Energy, Inc.	133,796
18,080	TXU Corp.	809,261
15,910	Xcel Energy, Inc.	288,767

		12,324,759

Electrical Equipment — 0.5%
6,800	American Power Conversion Corp.	157,148
3,600	Cooper Industries Ltd.	312,840
16,200	Emerson Electric Co.	1,354,806
7,000	Rockwell Automation, Inc.	503,370

		2,328,164

Electronic Equipment & Instruments — 0.4%
16,724	Agilent Technologies, Inc.*	627,986
6,900	Jabil Circuit, Inc.*	295,734
5,625	Molex, Inc.	186,750
5,200	PerkinElmer, Inc.	122,044
21,100	Sanmina Corp.*	86,510
34,100	Solectron Corp.*	136,400
10,016	Symbol Technologies, Inc.	105,969
3,200	Tektronix, Inc.	114,272
6,400	Thermo Electron Corp.*	237,376
4,100	Waters Corp.*	176,915

		2,089,956

Energy Equipment & Services — 1.9%
13,380	Baker Hughes, Inc.	915,192
12,600	BJ Services Co.	435,960
20,300	Halliburton Co.	1,482,306
6,200	Nabors Industries Ltd.*	443,796
6,900	National-Oilwell Varco, Inc.*	442,428
5,400	Noble Corp.	437,940
4,400	Rowan Cos., Inc.	193,424
23,200	Schlumberger Ltd.	2,936,424
12,827	Transocean, Inc.*	1,030,008
13,600	Weatherford International Ltd.*	622,200

		8,939,678

Food & Drug Retailing — 1.1%
14,642	Albertson’s, Inc.	375,860
32,100	CVS Corp.	958,827

Shares	Description	Value
Common Stocks — (continued)
Food & Drug Retailing — (continued)
17,600	Safeway, Inc.	$442,112
5,300	SUPERVALU, Inc.	163,346
24,200	SYSCO Corp.	775,610
28,600	The Kroger Co.	582,296
39,700	Walgreen Co.	1,712,261
5,500	Whole Foods Market, Inc.	365,420

		5,375,732

Food Products — 1.1%
25,649	Archer-Daniels-Midland Co.	863,089
7,300	Campbell Soup Co.	236,520
20,300	ConAgra Foods, Inc.	435,638
5,300	Dean Foods Co.*	205,799
13,900	General Mills, Inc.	704,452
13,100	H.J. Heinz Co.	496,752
9,900	Kellogg Co.	435,996
5,200	McCormick & Co., Inc.	176,072
30,100	Sara Lee Corp.	538,188
7,100	The Hershey Co.	370,833
9,800	Tyson Foods, Inc.	134,652
7,000	Wm. Wrigley Jr. Co.	448,000

		5,045,991

Gas Utilities — 0.2%
6,900	KeySpan Corp.	282,003
1,700	Nicor, Inc.	67,252
1,600	Peoples Energy Corp.(a)	57,024
10,213	Sempra Energy	474,496

		880,775

Healthcare Equipment & Supplies — 2.0%
7,100	Applera Corp. — Applied Biosystems Group	192,694
2,100	Bausch & Lomb, Inc.	133,770
25,300	Baxter International, Inc.	981,893
9,700	Becton, Dickinson and Co.	597,326
9,625	Biomet, Inc.	341,880
23,400	Boston Scientific Corp.*	539,370
4,100	C.R. Bard, Inc.	278,021
4,900	Fisher Scientific International, Inc.*	333,445
13,300	Guidant Corp.	1,038,198
8,000	IMS Health, Inc.	206,160
47,300	Medtronic, Inc.	2,400,475
2,100	Millipore Corp.*	153,426
5,400	Patterson Cos., Inc.*	190,080
14,500	St. Jude Medical, Inc.*	594,500
11,400	Stryker Corp.	505,476
9,770	Zimmer Holdings, Inc.*	660,452

		9,147,166

Healthcare Providers & Services — 2.7%
22,192	Aetna, Inc.	1,090,515
8,300	AmerisourceBergen Corp.	400,641
16,500	Cardinal Health, Inc.	1,229,580
17,600	Caremark Rx, Inc.	865,568
4,700	CIGNA Corp.	613,914
6,200	Coventry Health Care, Inc.*	334,676
5,800	Express Scripts, Inc.*	509,820
16,000	HCA, Inc.	732,640

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Healthcare Providers & Services — (continued)
9,300	Health Management Associates, Inc.	$200,601
6,500	Humana, Inc.*	342,225
5,000	Laboratory Corp. of America Holdings*	292,400
3,100	Manor Care, Inc.	137,485
12,014	McKesson Corp.	626,290
6,400	Quest Diagnostics, Inc.	328,320
18,650	Tenet Healthcare Corp.*	137,637
53,200	UnitedHealth Group, Inc.	2,971,752
25,900	WellPoint, Inc.*	2,005,437

		12,819,501

Hotels, Restaurants & Leisure — 1.5%
17,000	Carnival Corp.	805,290
5,100	Darden Restaurants, Inc.	209,253
7,200	Harrah’s Entertainment, Inc.	561,312
13,100	Hilton Hotels Corp.	333,526
13,200	International Game Technology	464,904
6,400	Marriott International, Inc.	439,040
49,300	McDonald’s Corp.	1,693,948
29,900	Starbucks Corp.*	1,125,436
8,500	Starwood Hotels & Resorts Worldwide, Inc.	575,705
4,400	Wendy’s International, Inc.	273,064
10,720	Yum! Brands, Inc.	523,779

		7,005,257

Household Durables — 0.8%
4,800	Centex Corp.	297,552
10,800	D.R. Horton, Inc.	358,776
5,800	Fortune Brands, Inc.	467,654
2,600	Harman International Industries, Inc.	288,938
3,000	KB Home	194,940
7,200	Leggett & Platt, Inc.	175,464
5,400	Lennar Corp.	326,052
3,000	Maytag Corp.	63,990
10,833	Newell Rubbermaid, Inc.	272,883
8,500	Pulte Homes, Inc.	326,570
2,300	Snap-On, Inc.	87,676
3,000	The Black & Decker Corp.	260,670
2,700	The Stanley Works	136,782
2,700	Whirlpool Corp.	246,969

		3,504,916

Household Products — 2.1%
20,200	Colgate-Palmolive Co.	1,153,420
18,140	Kimberly-Clark Corp.	1,048,492
129,078	Procter & Gamble Co.	7,437,474
5,900	The Clorox Co.	353,115

		9,992,501

Industrial Conglomerates — 4.5%
29,600	3M Co.	2,240,424
409,000	General Electric Co.	14,225,020
32,575	Honeywell International, Inc.	1,393,233
3,300	Reynolds American, Inc.	348,150

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — (continued)
5,200	Textron, Inc.	$485,628
79,037	Tyco International Ltd.	2,124,514

		20,816,969

Insurance — 4.6%
12,600	ACE Ltd.	655,326
19,500	Aflac, Inc.	880,035
4,200	Ambac Financial Group, Inc.	334,320
101,879	American International Group, Inc.	6,733,183
12,750	Aon Corp.	529,252
6,768	Cincinnati Financial Corp.	284,730
14,700	Genworth Financial, Inc.	491,421
11,800	Hartford Financial Services Group, Inc.	950,490
5,300	Jefferson-Pilot Corp.	296,482
6,800	Lincoln National Corp.	371,212
5,300	Loews Corp.	536,360
21,400	Marsh & McLennan Cos., Inc.	628,304
5,250	MBIA, Inc.	315,683
29,700	MetLife, Inc.	1,436,589
3,500	MGIC Investment Corp.	233,205
7,700	Progressive Corp.	802,802
19,400	Prudential Financial, Inc.	1,470,714
4,900	Safeco Corp.	246,029
25,238	The Allstate Corp.	1,315,152
7,800	The Chubb Corp.	744,432
27,290	The St. Paul Travelers Cos., Inc.	1,140,449
4,100	Torchmark Corp.	234,110
11,818	UnumProvident Corp.	242,033
6,900	XL Capital Ltd.	442,359

		21,314,672

Internet & Catalog Retail — 0.1%
12,200	Amazon.com, Inc.*	445,422

Internet Software & Services — 1.4%
45,200	eBay, Inc.*	1,765,512
7,590	Google, Inc.*	2,960,100
9,600	VeriSign, Inc.*	230,304
49,500	Yahoo!, Inc.*	1,596,870

		6,552,786

IT Consulting & Services — 0.9%
4,600	Affiliated Computer Services, Inc.*	274,436
22,700	Automatic Data Processing, Inc.	1,036,936
7,400	Computer Sciences Corp.*	411,070
20,100	Electronic Data Systems Corp.	539,283
30,049	First Data Corp.	1,406,894
13,050	Paychex, Inc.	543,663
13,500	Unisys Corp.*	93,015

		4,305,297

Leisure Equipment & Products — 0.2%
3,800	Brunswick Corp.	147,668

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — (continued)
11,000	Eastman Kodak Co.	$312,840
7,150	Hasbro, Inc.	150,865
15,412	Mattel, Inc.	279,420

		890,793

Machinery — 1.5%
26,300	Caterpillar, Inc.	1,888,603
1,800	Cummins, Inc.	189,180
9,300	Danaher Corp.	591,015
9,300	Deere & Co.	735,165
7,900	Dover Corp.	383,624
5,900	Eaton Corp.	430,523
8,100	Illinois Tool Works, Inc.	780,111
12,800	Ingersoll-Rand Co., Ltd.	534,912
7,200	ITT Industries, Inc.	404,784
2,600	Navistar International Corp.*	71,708
6,630	PACCAR, Inc.	467,282
5,000	Pall Corp.	155,950
4,675	Parker Hannifin Corp.	376,852

		7,009,709

Media — 3.1%
30,264	CBS Corp. Class B	725,731
20,200	Clear Channel Communications, Inc.	586,002
83,878	Comcast Corp.*	2,194,249
2,300	Dow Jones & Co., Inc.	90,390
9,400	Gannett Co., Inc.	563,248
16,900	Interpublic Group of Cos., Inc.*	161,564
2,600	Knight Ridder, Inc.	164,346
1,700	Meredith Corp.	94,843
5,700	New York Times Co.	144,267
94,100	News Corp.	1,563,001
7,000	Omnicom Group, Inc.	582,750
3,400	The E.W. Scripps Co.	152,014
14,400	The McGraw-Hill Companies, Inc.	829,728
75,529	The Walt Disney Co.	2,106,504
176,698	Time Warner, Inc.	2,966,759
10,187	Tribune Co.	279,429
8,900	Univision Communications, Inc.*	306,783
30,264	Viacom, Inc. Class B*	1,174,243

		14,685,851

Metals & Mining — 0.9%
34,108	Alcoa, Inc.	1,042,340
3,451	Allegheny Technologies, Inc.	211,132
7,300	Freeport-McMoRan Copper & Gold, Inc. Series B	436,321
17,511	Newmont Mining Corp.	908,646
6,100	Nucor Corp.	639,219
8,000	Phelps Dodge Corp.	644,240
4,320	United States Steel Corp.	262,138

		4,144,036

Multi-Utilities — 0.3%
36,334	Duke Energy Corp.*	1,059,136

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
12,800	Dynegy, Inc.*	$61,440
10,700	NiSource, Inc.	216,354

		1,336,930

Multiline Retail — 2.3%
4,800	Big Lots, Inc.*	67,008
18,512	Costco Wholesale Corp.	1,002,610
2,600	Dillard’s, Inc.	67,704
12,487	Dollar General Corp.	220,645
6,100	Family Dollar Stores, Inc.	162,260
10,667	Federated Department Stores, Inc.	778,691
9,100	J. C. Penney Co., Inc.	549,731
13,600	Kohl’s Corp.*	720,936
8,500	Nordstrom, Inc.	333,030
3,900	Sears Holdings Corp.*	515,736
34,500	Target Corp.	1,794,345
98,000	Wal-Mart Stores, Inc.	4,629,520

		10,842,216

Office Electronics — 0.1%
36,200	Xerox Corp.*	550,240

Oil & Gas — 7.7%
3,100	Amerada Hess Corp.	441,440
9,079	Anadarko Petroleum Corp.	917,070
12,900	Apache Corp.	845,079
14,764	Burlington Resources, Inc.	1,356,959
14,600	Chesapeake Energy Corp.	458,586
87,353	Chevron Corp.	5,063,853
54,090	ConocoPhillips	3,415,783
17,300	Devon Energy Corp.	1,058,241
26,130	El Paso Corp.	314,866
9,500	EOG Resources, Inc.	684,000
239,660	Exxon Mobil Corp.	14,585,708
4,481	Kerr-McGee Corp.	427,846
4,100	Kinder Morgan, Inc.	377,159
14,356	Marathon Oil Corp.	1,093,497
6,500	Murphy Oil Corp.	323,830
16,900	Occidental Petroleum Corp.	1,565,785
5,200	Sunoco, Inc.	403,364
23,000	The Williams Companies, Inc.	491,970
24,400	Valero Energy Corp.	1,458,632
14,300	XTO Energy, Inc.	623,051

		35,906,719

Paper & Forest Products — 0.4%
19,240	International Paper Co.	665,127
4,200	Louisiana-Pacific Corp.	114,240
7,098	MeadWestvaco Corp.	193,846
7,300	Plum Creek Timber Co., Inc.	269,589
9,500	Weyerhaeuser Co.	688,085

		1,930,887

Personal Products — 0.2%
2,950	Alberto-Culver Co. Class B	130,479
17,600	Avon Products, Inc.	548,592

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Personal Products — (continued)
4,700	Estee Lauder Companies, Inc.	$174,793

		853,864

Pharmaceuticals — 6.5%
60,300	Abbott Laboratories	2,560,941
5,900	Allergan, Inc.	640,150
4,000	Barr Pharmaceuticals, Inc.*	251,920
76,800	Bristol-Myers Squibb Co.	1,890,048
44,300	Eli Lilly & Co.	2,449,790
12,700	Forest Laboratories, Inc.*	566,801
6,390	Hospira, Inc.*	252,149
116,760	Johnson & Johnson	6,914,527
9,466	King Pharmaceuticals, Inc.*	163,289
11,900	Medco Health Solutions, Inc.*	680,918
85,800	Merck & Co., Inc.	3,022,734
8,600	Mylan Laboratories, Inc.	201,240
288,684	Pfizer, Inc.	7,194,005
57,900	Schering-Plough Corp.	1,099,521
4,000	Watson Pharmaceuticals, Inc.*	114,960
52,700	Wyeth	2,557,004

		30,559,997

Real Estate — 0.9%
3,700	Apartment Investment & Management Co. (REIT)	173,530
8,400	Archstone-Smith Trust (REIT)	409,668
2,800	Boston Properties, Inc. (REIT)	261,100
15,900	Equity Office Properties Trust (REIT)	533,922
11,500	Equity Residential Properites Trust (REIT)	538,085
7,900	Kimco Realty Corp. (REIT)	321,056
9,500	ProLogis (REIT)	508,250
3,300	Public Storage, Inc. (REIT)	268,059
7,200	Simon Property Group, Inc. (REIT)	605,808
4,700	Vornado Realty Trust (REIT)	451,200

		4,070,678

Road & Rail — 0.8%
14,652	Burlington Northern Santa Fe Corp.	1,220,951
8,600	CSX Corp.	514,280
16,100	Norfolk Southern Corp.	870,527
10,400	Union Pacific Corp.	970,840

		3,576,598

Semiconductor Equipment & Products — 2.8%
19,000	Advanced Micro Devices, Inc.*	630,040
14,300	Altera Corp.*	295,152
14,300	Analog Devices, Inc.	547,547
62,400	Applied Materials, Inc.	1,092,624

Shares	Description	Value
Common Stocks — (continued)
Semiconductor Equipment & Products — (continued)
12,700	Applied Micro Circuits Corp.*	$51,689
17,350	Broadcom Corp.*	748,826
16,016	Freescale Semiconductor, Inc. Class B*	444,764
230,800	Intel Corp.	4,465,980
7,800	KLA-Tencor Corp.	377,208
12,100	Linear Technology Corp.	424,468
15,300	LSI Logic Corp.*	176,868
12,700	Maxim Integrated Products, Inc.	471,805
24,600	Micron Technology, Inc.*	362,112
13,400	National Semiconductor Corp.	373,056
5,300	Novellus Systems, Inc.*	127,200
7,400	PMC-Sierra, Inc.*	90,946
6,400	QLogic Corp.*	123,840
7,900	Teradyne, Inc.*	122,529
62,700	Texas Instruments, Inc.	2,035,869
13,400	Xilinx, Inc.	341,164

		13,303,687

Software — 3.3%
23,600	Adobe Systems, Inc.*	824,112
9,000	Autodesk, Inc.*	346,680
8,500	BMC Software, Inc.*	184,110
17,850	CA, Inc.	485,698
7,000	Citrix Systems, Inc.*	265,300
14,900	Compuware Corp.*	116,667
12,000	Electronic Arts, Inc.*	656,640
7,000	Intuit Inc.*	372,330
348,700	Microsoft Corp.	9,488,127
15,400	Novell, Inc.*	118,272
147,720	Oracle Corp.*	2,022,287
4,640	Parametric Technology Corp.*	75,771
40,818	Symantec Corp.*	686,967

		15,642,961

Specialty Retail — 2.2%
6,400	AutoNation, Inc.*	137,920
2,200	AutoZone, Inc.*	219,318
10,900	Bed Bath & Beyond, Inc.*	418,560
16,050	Best Buy Co., Inc.	897,677
6,100	Circuit City Stores, Inc.	149,328
13,800	Limited Brands, Inc.	337,548
30,700	Lowe’s Companies, Inc.	1,978,308
11,400	Office Depot, Inc.*	424,536
2,800	OfficeMax, Inc.	84,476
5,300	RadioShack Corp.	101,919
28,500	Staples, Inc.	727,320
22,450	The Gap, Inc.	419,366
83,297	The Home Depot, Inc.	3,523,463
4,400	The Sherwin-Williams Co.	217,536
18,000	The TJX Companies, Inc.	446,760
5,600	Tiffany & Co.	210,224

		10,294,259

Textiles & Apparel — 0.4%
15,000	Coach, Inc.*	518,700

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles & Apparel — (continued)
4,500	Jones Apparel Group, Inc.	$159,165
4,200	Liz Claiborne, Inc.	172,116
7,400	Nike, Inc. Class B	629,740
3,500	VF Corp.	199,150

		1,678,871

Tobacco — 1.3%
81,900	Altria Group, Inc.	5,803,434
6,500	UST, Inc.	270,400

		6,073,834

Trading Companies & Distributors — 0.1%
6,650	Genuine Parts Co.	291,470
3,000	W.W. Grainger, Inc.	226,050

		517,520

TOTAL COMMON STOCKS		461,132,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Agency Obligation — 0.1%
United States Treasury Bills
$500,000	4.45%	06/15/2006	$494,376

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION			$494,376
Repurchase Agreement(b) — 1.1%
Joint Repurchase Agreement Account II
$5,200,000	4.83%	04/03/2006	$5,200,000
Maturity Value: $5,202,094

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$466,827,304

Shares	Description	Value
Securities Lending Collateral — 0.1%
527,750	Boston Global Investment Trust — Enhanced Portfolio	$527,750

TOTAL INVESTMENTS — 99.9%		$467,355,054

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: REIT—Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P Mini 500 Index	109	June 2006	$7,102,985	$40,316

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

TAX INFORMATION — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$368,814,353

Gross unrealized gain	122,729,786
Gross unrealized loss	(24,189,085)

Net unrealized security gain	$98,540,701

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 56.4%
Adjustable Rate FHLMC(a) — 1.0%
FHLMC
$968,252	4.73%	10/01/2035	$942,401

Adjustable Rate FNMA(a) — 1.0%
FNMA
990,324	3.85	10/01/2033	974,810

Adjustable Rate Non-Agency(a) — 5.1%
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
987,168	5.16	11/20/2035	989,801
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
996,037	5.04	04/25/2046	996,037
Luminent Mortgage Trust Series 2006-2, Class A1A
995,214	5.02	02/25/2046	995,214
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.19	12/25/2035	978,154
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
1,000,000	4.84	09/25/2035	967,087

			4,926,293

FHLMC — 6.7%
5,639	7.50	02/01/2007	5,682
48,143	4.50	04/01/2018	46,025
45,121	4.50	06/01/2018	43,136
2,046,023	4.50	08/01/2018	1,956,956
116,943	4.50	01/01/2019	111,800
685,017	4.50	02/01/2019	655,197
1,000,000	4.50	06/01/2019	955,231
3,733	8.00	06/01/2019	3,767
17,385	10.00	03/01/2021	18,914
34,368	6.50	06/01/2023	35,526
1,595,711	6.50	10/01/2034	1,631,070
1,000,000	5.00	TBA-15yr(b)	974,375

			6,437,679

FNMA — 13.3%
17,734	7.50	03/01/2007	17,928
1,755	8.00	04/01/2009	1,779
108,192	5.00	11/01/2017	105,773
464,245	5.00	12/01/2017	453,864
415,299	5.00	01/01/2018	406,012
1,176,034	5.00	02/01/2018	1,149,735
341,628	5.00	03/01/2018	333,865
540,229	5.00	04/01/2018	527,752
199,105	5.00	05/01/2018	194,506
1,084,144	5.00	06/01/2018	1,059,106
32,381	5.00	07/01/2018	31,633
674,436	5.00	11/01/2018	658,859
999,999	5.00	12/01/2018	976,904
1,113,635	5.00	04/01/2019	1,087,916
30,401	8.00	09/01/2021	32,256

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$6,000,000	5.00%	TBA-15yr(b)	$5,848,128

			12,886,016

GNMA — 0.0%
5,126	6.50	06/15/2009	5,212
21,479	7.00	06/15/2012	22,218

			27,430

Interest Only — 0.0%(a)(c)(e)(f)
FNMA Series 2004-47, Class EI
487,748	0.00	06/25/2034	22,863
FNMA Series 2004-62, Class DI
204,042	0.00	07/25/2033	10,266

			33,129

PAC CMOs(f) — 17.9%
FNMA Series 2003-32, Class PD
7,000,000	4.00	07/25/2022	6,885,200
FNMA Series 2003-70, Class BS
6,000,000	4.00	04/25/2022	5,896,635
FNMA Series 2719, Class GC
4,580,000	5.50	06/15/2026	4,486,206

			17,268,041

Principal Only(d)(e)(f)(g) — 0.9%
FHLMC Series 235, Class PO
596,068	0.00	02/01/2036	422,087
FNMA Series 363, Class 1
584,917	0.00	11/01/2035	415,661

			837,748

Sequential Fixed Rate CMBS — 10.5%
Banc of America Commercial Mortgage, Inc. Series 2001-PB1, Class A1
457,108	4.91	05/11/2035	456,262
GE Capital Commercial Mortgage Corp. Series 2003-C2, Class A2
10,000,000	4.17	07/10/2037	9,694,765

			10,151,027

TOTAL MORTGAGE-BACKED
OBLIGATIONS			$54,484,574

Agency Debentures — 40.8%
FHLB
$7,000,000	3.50%	04/06/2009	$6,665,589
7,400,000	4.00	03/18/2011	7,006,476
4,500,000	4.00	12/19/2011	4,192,125
9,500,000	4.00	12/30/2011	8,918,097
3,510,000	5.75	05/15/2012	3,615,563
FHLMC
1,335,000	5.75	01/15/2012	1,372,394
FNMA
3,000,000	3.86	02/22/2008	2,934,924
3,500,000	5.00	04/06/2010	3,499,969
855,000	5.38	11/15/2011	863,130

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Tennessee Valley Authority
$400,000	5.38%	04/01/2056	$392,712

TOTAL AGENCY DEBENTURES			$39,460,979

U.S. Treasury Obligation(d) — 2.4%
United States Treasury Principal-Only Stripped Securities
$5,200,000	0.00%	11/15/2021	$2,353,972

TOTAL U.S. TREASURY OBLIGATION			$2,353,972

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT —
99.6%			$96,299,525

Repurchase Agreement(h) — 8.6%
Joint Repurchase Agreement Account II
$8,300,000	4.83%	04/03/2006	$8,300,000
Maturity Value: $8,303,342

TOTAL INVESTMENTS — 108.2%			$104,599,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(b) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $6,822,503 which represents approximately 7.1% of net assets as of March 31, 2006.

(c) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2006, these securities amounted to $870,877 or approximately 0.9% of net assets.

(f) Collateralized Mortgage Obligations which represent 18.8% of net assets as of March 31, 2006.

(g) Principal only securities represent the right to receive monthly payments of principal on an underlying pool of mortgages.

(h) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations

FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	12	June 2006	$2,843,850	$(491)
U.S. Treasury Bonds	11	June 2006	1,200,719	(10,559)
2 Year U.S. Treasury Notes	65	June 2006	13,250,859	(9,838)
5 Year U.S. Treasury Notes	(153)	June 2006	(15,978,938)	91,502
10 Year U.S. Treasury Notes	125	June 2006	13,298,828	(110,483)

			$14,615,318	$(39,869)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $8,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

TAX INFORMATION — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$106,784,370

Gross unrealized gain	10,447
Gross unrealized loss	(2,195,292)

Net unrealized security loss	$(2,184,845)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 13.7%
Automotive — 0.2%
Daimler Chrysler NA
$550,000	8.50%	01/18/2031	$643,435

Banks — 4.5%
Asian Development Bank
5,000,000	1.00	10/01/2015	3,388,092
Commonwealth Bank of Australia(a)
475,000	6.02	03/29/2049	462,744
Greater Bay Bancorp Series B
500,000	5.25	03/31/2008	496,563
MUFG Capital Finance 1 Ltd.(b)
850,000	6.35	07/29/2049	836,432
Nordbanken AB(a)(b)
2,100,000	8.95	11/29/2049	2,318,864
PNC Funding Corp.
2,000,000	5.75	08/01/2006	2,003,138
Popular North America, Inc.
1,500,000	3.88	10/01/2008	1,438,989
Resona Bank Ltd.(a)(b)
1,250,000	5.85	04/15/2049	1,212,911
Tokai Preferred Capital Co. LLC(a)(b)
1,250,000	9.98	12/29/2049	1,359,403
Wachovia Capital Trust III(b)
650,000	5.80	08/29/2049	638,611

			14,155,747

Electric — 1.6%
Calenergy, Inc.
1,250,000	7.52	09/15/2008	1,307,978
CenterPoint Energy, Inc. Series B
1,000,000	7.25	09/01/2010	1,054,953
MidAmerican Energy Holdings Co.(a)
400,000	6.13	04/01/2036	391,563
Pacific Gas & Electric Co.
1,800,000	6.05	03/01/2034	1,761,182
Progress Energy, Inc.
475,000	7.75	03/01/2031	552,175

			5,067,851

Entertainment — 0.3%
Time Warner Entertainment Co.
750,000	8.38	03/15/2023	847,973

Environmental — 0.2%
Waste Management, Inc.
750,000	7.38	08/01/2010	800,100

Financial Companies — 1.0%
GATX Financial Corp.
1,000,000	8.88	06/01/2009	1,081,391
PHH Corp.
1,050,000	6.00	03/01/2008	1,057,331
Residential Capital Corp.
1,000,000	6.13	11/21/2008	1,001,603

			3,140,325

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Food & Beverage — 0.3%
Nabisco, Inc.
$1,000,000	7.05	07/15/2007	$1,017,491

Gaming — 0.5%
Harrahs Operating Co., Inc.
1,710,000	5.38	12/15/2013	1,630,271
Park Place Entertainment Corp.
11,000	8.50	11/15/2006	11,182

			1,641,453

Home Construction — 0.1%
D. R. Horton, Inc.
325,000	6.88	05/01/2013	331,028

Life Insurance — 0.8%
Phoenix Life Insurance Co.(a)
450,000	7.15	12/15/2034	456,557
Reinsurance Group of America, Inc.(b)
1,000,000	6.75	12/15/2065	948,699
ZFS Finance USA Trust I(a)(b)
1,000,000	6.15	12/15/2065	973,890

			2,379,146

Media — Cable — 0.5%
Cox Communications, Inc.
1,750,000	4.63	01/15/2010	1,677,557

Property/Casualty Insurance — 1.4%
AON Capital Trust A
500,000	8.21	01/01/2027	572,407
Arch Capital Group Ltd.
475,000	7.35	05/01/2034	508,629
Aspen Insurance Holdings Ltd.
400,000	6.00	08/15/2014	387,278
Endurance Specialty Holdings Ltd.
1,000,000	6.15	10/15/2015	990,908
Liberty Mutual Group(a)
700,000	6.50	03/15/2035	660,912
Marsh & McLennan Cos., Inc.
600,000	5.15	09/15/2010	586,475
650,000	5.75	09/15/2015	635,642

			4,342,251

REITs — 0.4%
iStar Financial, Inc.
1,300,000	5.15	03/01/2012	1,247,572

Wireless Telecommunications — 1.9%
America Movil SA de CV
1,000,000	5.50	03/01/2014	958,392
AT&T Wireless Services, Inc.
500,000	8.75	03/01/2031	633,274
Deutsche Telekom International Finance BV
700,000	8.25	06/15/2030	837,362
GTE Corp.
750,000	7.51	04/01/2009	788,393

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Nextel Communications, Inc.
$900,000	6.88	10/31/2013	$934,416
Sprint Capital Corp.
1,000,000	6.88	11/15/2028	1,033,987
Telecom Italia Capital
800,000	4.95	09/30/2014	736,159

			5,921,983

TOTAL CORPORATE BONDS			$43,213,912

Mortgage-Backed Obligations — 35.3%
Adjustable Rate FHLMC(b) — 0.1%
FHLMC
$315,279	6.50%	12/01/2031	$322,619

Adjustable Rate FNMA(b) — 0.6%
FNMA
1,980,648	3.85	10/01/2033	1,949,620

Adjustable Rate Non-Agency(b) — 4.4%
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
1,480,753	5.16	11/20/2035	1,484,701
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
2,490,094	5.04	04/25/2046	2,490,094
Indymac Index Mortgage Loan Trust Series 2006-AR4 Class A1A
2,500,000	5.04	05/25/2046	2,500,000
Luminent Mortgage Trust Series 2006-2, Class A1A
2,488,036	5.02	02/25/2046	2,488,036
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.19	12/25/2035	2,934,461
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
2,000,000	4.84	09/25/2035	1,934,173

			13,831,465

FHLB — 9.4%
15,597	7.50	01/01/2007	15,704
162,684	7.00	08/01/2010	167,318
3,362	7.00	09/01/2011	3,461
19,610	7.00	11/01/2011	20,187
45,111	7.00	12/01/2011	46,439
174,298	7.50	06/01/2015	181,936
372,478	7.00	07/01/2016	383,143
2,045,449	5.50	02/01/2018	2,032,862
2,688,397	5.00	06/01/2018	2,626,348
281,569	5.50	09/01/2018	279,836
2,801	7.50	10/01/2018	2,821
1,246,949	4.50	12/01/2018	1,192,104
1,650,291	5.00	01/01/2019	1,611,178

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLB — (continued)
$4,351,263	5.00	02/01/2019	$4,248,135
33,137	9.50	08/01/2019	35,885
276,828	5.00	02/01/2020	269,819
1,316	9.50	08/01/2020	1,428
464,174	6.50	10/01/2020	474,320
36,014	9.50	02/01/2021	38,903
3,516,341	5.00	06/01/2023	3,378,254
49,328	6.50	01/01/2024	50,523
345,429	6.50	12/01/2027	354,143
184,594	6.00	03/01/2029	185,135
2,475	6.00	04/01/2029	2,483
367,875	6.50	12/01/2031	376,023
4,263	6.00	08/01/2032	4,272
596,686	7.00	12/01/2032	615,151
3,880,886	5.50	11/01/2033	3,800,504
4,787,517	5.50	01/01/2034	4,688,357
2,429,475	5.00	03/01/2034	2,316,621
178,467	6.50	04/01/2035	181,936

			29,585,229

FHLMC — 2.4%
148,348	5.50	04/01/2018	147,435
1,750,667	5.00	05/01/2018	1,710,261
69,687	5.00	05/15/2021	69,453
111,690	7.50	12/01/2029	116,565
9,731	7.50	11/01/2030	10,145
914,141	7.00	05/01/2032	942,429
796,922	6.00	08/01/2033	798,348
3,873,010	4.73	10/01/2035	3,769,605

			7,564,241

FNMA — 7.3%
28,401	6.50	05/01/2008	29,019
9,527	8.50	07/01/2008	9,695
2,924	8.00	04/01/2009	2,966
6,219	9.00	02/01/2010	6,219
121,926	6.00	08/01/2013	123,561
89,703	7.50	01/01/2014	90,685
529,283	7.50	08/01/2015	553,968
140,901	6.00	04/01/2016	142,776
283,817	6.50	05/01/2016	290,191
417,293	6.50	09/01/2016	426,663
550,222	6.50	11/01/2016	562,578
130,058	6.00	12/01/2016	131,878
1,025,859	6.00	02/01/2017	1,039,539
221,863	7.50	04/01/2017	232,267
1,590,989	6.00	10/01/2017	1,612,205
1,319,398	5.50	02/01/2018	1,311,952
1,475,224	5.00	05/01/2018	1,441,604
146,730	6.50	08/01/2018	149,968
596,971	7.00	08/01/2018	616,841
821	7.00	07/01/2025	847
30,261	7.50	10/01/2025	31,622

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$16,382	7.00	11/01/2025	$16,900
106,973	9.00	11/01/2025	116,522
5,013	7.00	08/01/2027	5,174
31,696	7.00	09/01/2027	32,712
1,233	7.00	01/01/2028	1,272
8,383	7.50	03/01/2028	8,753
1,006,038	6.00	02/01/2029	1,008,669
597,394	6.00	03/01/2029	598,939
239,761	6.50	03/01/2029	245,708
502,088	6.00	05/01/2029	503,400
58,446	6.50	05/01/2029	59,919
1,459,047	6.00	06/01/2029	1,462,860
402,394	6.50	06/01/2029	412,308
166,634	6.50	07/01/2029	170,833
312,646	6.50	08/01/2029	320,159
8,856	7.00	09/01/2029	9,133
162,762	6.50	10/01/2029	166,650
150,440	8.00	10/01/2029	160,373
191,802	6.50	11/01/2029	196,384
185,579	6.50	12/01/2029	190,256
69,106	7.00	12/01/2029	71,375
20,633	7.50	12/01/2029	21,581
9,478	7.50	04/01/2030	9,882
6,288	8.50	04/01/2030	6,765
76,332	7.50	05/01/2030	79,693
13,671	8.00	05/01/2030	14,674
754	8.50	06/01/2030	816
13,508	7.50	08/01/2030	14,084
44,818	7.50	09/01/2030	46,728
366,415	6.50	04/01/2031	375,032
68,489	7.00	05/01/2032	70,646
497,799	7.00	06/01/2032	513,166
1,348,510	6.50	07/01/2032	1,379,012
614,757	7.00	08/01/2032	633,734
197,474	8.00	08/01/2032	210,682
334,435	6.00	11/01/2032	334,749
307,842	6.00	06/01/2033	308,217
4,023,432	6.00	11/01/2033	4,028,331
283,860	6.00	01/01/2034	284,205

			22,897,340

GNMA — 1.1%
1,262	6.50	09/15/2008	1,278
116,828	7.00	03/15/2012	119,901
70,153	7.00	06/15/2023	73,100
28,701	7.00	10/15/2025	29,876
45,551	7.00	11/15/2025	47,417
4,856	7.00	02/15/2026	5,068
23,373	7.00	04/15/2026	24,314
9,983	7.00	03/15/2027	10,423
1,449	7.00	06/15/2027	1,506
26,742	7.00	10/15/2027	27,795
231,498	7.00	11/15/2027	241,195

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$15,504	7.00	01/15/2028	$16,113
86,996	7.00	02/15/2028	90,415
48,096	7.00	03/15/2028	50,154
17,354	7.00	04/15/2028	18,096
2,064	7.00	05/15/2028	2,145
49,872	7.00	06/15/2028	51,831
71,711	7.00	07/15/2028	74,541
209,733	7.00	08/15/2028	217,969
94,453	7.00	09/15/2028	98,448
15,330	7.00	11/15/2028	15,932
6,431	7.50	11/15/2030	6,744
11,220	7.00	10/15/2031	11,660
1,518	7.00	12/15/2031	1,583
142,658	7.50	10/15/2032	149,626
2,147,568	6.00	08/20/2034	2,163,884

			3,551,014

Interest Only CMBS(b)(c)(d) — 3.9%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
3,000,000	5.35	09/10/2047	2,926,431
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
3,000,000	5.33	11/10/2045	2,959,241
Morgan Stanley Capital I Series 2006-T21, Class A4
3,500,000	5.16	10/12/2052	3,389,230
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
3,000,000	5.19	10/15/2044	2,932,225

			12,207,127

PAC CMOs(e) — 1.5%
FHLMC
4,729,079	6.50	10/01/2034	4,833,870

Sequential Fixed Rate CMBS(c) — 4.3%
Bear Stearns Commercial Mortgage Securities Series 1999-WF2 Class A2
2,700,000	7.08	07/15/2031	2,820,187
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.27	12/10/2035	2,806,156
GS Mortgage Securities Corp. II Series 1997-GL, Class A2D
2,040,000	6.94	07/13/2030	2,062,741
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2 Class A4
1,500,000	4.74	07/15/2042	1,408,468
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
2,000,000	5.16	02/15/2031	1,937,624

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate CMBS — (continued)
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 Class A2
$2,700,000	4.74		11/13/2036	$2,585,921

				13,621,097

Sequential Fixed Rate CMOs(e) — 0.3%
FHLMC Series 2473, Class VM
829,051	6.00		10/15/2007	830,873

TOTAL MORTGAGE-BACKED OBLIGATIONS				$111,194,495

Agency Debentures — 33.7%
FHLB
$20,000,000	0.00	%(f)	04/05/2006	$19,990,178
10,000,000	4.57		10/17/2008	9,884,870
10,000,000	5.82		05/06/2009	10,194,130
1,800,000	4.00		12/30/2011	1,689,745
6,990,000	4.88		12/14/2012	6,869,730
5,000,000	4.75		11/14/2014	4,821,555
FHLMC
3,305,000	4.25		02/28/2007	3,279,085
3,800,000	4.50		08/22/2007	3,766,332
3,800,000	4.38		01/25/2010	3,697,762
15,000,000	4.25		02/24/2010	14,482,575
FNMA
7,500,000	3.00		03/02/2007	7,358,017
10,000,000	3.86		02/22/2008	9,783,080
5,000,000	4.50		06/01/2010	4,860,530
625,000	5.38		11/15/2011	630,943
Tennessee Valley Authority
2,960,000	4.88	(g)	12/15/2006	2,970,088
2,000,000	5.38		04/01/2056	1,963,562

TOTAL AGENCY DEBENTURES
				$106,242,182

Asset-Backed Securities — 0.5%
Credit Card — 0.4%
Citibank Credit Card Issuance Trust Series 2000-A3 Class A3
$1,285,000	6.88%		11/16/2009	$1,317,549

Home Equity — 0.1%
Green Tree Home Improvement Loan Trust Series 1996-D Class HEM2
132,377	8.30		09/15/2027	132,469

Manufactured Housing — 0.0%
Conseco Finance Securitizations Corp. Series 2000-6 Class A4
20,792	6.77		09/01/2032	20,812

TOTAL ASSET-BACKED SECURITIES
				$1,470,830

	Principal	Interest	Maturity
	Amount	Rate	Date	Value
U.S. Treasury Obligations — 12.3%
United States Treasury Bonds
	$9,700,000	4.63%	02/29/2008	$9,660,977
	14,300,000	4.75	05/15/2014	14,174,875
United States Treasury Principal-Only Stripped Securities(f)
	23,500,000	0.00	11/15/2021	10,638,144
	2,000,000	0.00	11/15/2024	778,922
	9,400,000	0.00	02/15/2025	3,621,519

TOTAL U.S. TREASURY OBLIGATIONS
				$38,874,437

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 95.5%
				$300,995,856

Repurchase Agreement(h) — 3.5%
Joint Repurchase Agreement Account II
	$10,900,000	4.83%	04/03/2006	$10,900,000
Maturity Value: $10,904,389

TOTAL INVESTMENTS — 99.0%				$311,895,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,836,844, which represents approximately 2.4% of net assets as of March 31, 2006.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(c) Commercial Mortgage Backed Securities which represent 8.2% of net assets as of March 31, 2006.

(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(e) Collateralized Mortgage Obligations which represent 1.8% of net assets as of March 31, 2006.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(h) Joint repurchase agreement was entered into on March 31, 2006.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMBS	—	Commercial Mortgage Backed Securities
CMOs	—	Collateralized Mortgage Obligations
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
PAC	—	Planned Amortization Class
REITS	—	Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

          The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At March 31, 2006, the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	16	June 2006	$3,791,800	$(3,255)
U.S. Treasury Bonds	(249)	June 2006	(27,179,906)	777,859
2 Year U.S. Treasury Notes	121	June 2006	24,666,985	(35,165)
5 Year U.S. Treasury Notes	259	June 2006	27,049,312	(125,053)
10 Year U.S. Treasury Notes	268	June 2006	28,512,688	(235,524)

			$56,840,879	$378,862

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $10,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Tax Information — At March 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$317,857,904

Gross unrealized gain	393,736

Gross unrealized loss	(6,355,784)

Net unrealized security loss	$(5,962,048)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Statement of Investments

March 31, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Bank Note — 1.3%
National City Bank
$3,000,000	4.79%		01/16/2007	$3,000,000
Certificate of Deposit — 3.1%
Citigroup, Inc.
7,000,000	4.70		05/15/2006	7,000,000

Commercial Paper — 25.8%
Amstel Funding Corp.
6,298,000	4.84		06/15/2006	6,234,495
Cancara Asset Securitization Ltd.
7,000,000	4.47		04/11/2006	6,991,308
Commonweath Bank of Australia
8,000,000	4.62		05/08/2006	7,962,013
Depfa Bank PLC
7,000,000	4.45		04/10/2006	6,992,213
George Street Finance LLC
8,376,000	4.49		04/12/2006	8,364,509
Grampian Funding Ltd.
6,000,000	4.50		04/19/2006	5,986,500
Irish Life & Permanent PLC
4,850,000	4.50		04/12/2006	4,843,331
5,000,000	4.86		06/15/2006	4,949,375
Ranger Funding Co. LLC
5,000,000	4.77		05/08/2006	4,975,488

TOTAL COMMERCIAL PAPER				$57,299,232

Extendables(a) — 9.0%
IBM Corp.
10,000,000	4.68		04/10/2006	10,000,000
Merrill Lynch & Co., Inc.
2,000,000	4.73		04/18/2006	2,000,000
Nordea Bank AB
4,000,000	4.70		04/11/2006	4,000,000
Wells Fargo & Co
4,000,000	4.60		04/03/2006	4,000,000

TOTAL EXTENDABLES				$20,000,000

U.S. Government Agency Obligations — 12.6%
FHLB(a)
2,000,000	4.25		04/25/2006	2,000,000
FHLMC
7,000,000	4.66	(a)	04/05/2006	6,999,768
4,000,000	3.70		06/30/2006	4,000,000
FNMA
10,000,000	4.78	(a)	04/03/2006	9,999,793
5,000,000	4.00		08/08/2006	5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$27,999,561

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — 7.4%
Caterpillar Financial Services Corp.
$7,864,000	4.68	04/10/2006	$7,864,000
Marshall & Ilsley Bank
8,500,000	4.83	05/26/2006	8,500,595

TOTAL VARIABLE RATE OBLIGATIONS			$16,364,595

Yankee Certificates of Deposit — 7.2%
Credit Suisse First Boston, Inc.
8,000,000	4.71	05/08/2006	7,999,980
DePfa Bank Europe PLC
4,000,000	4.72	04/20/2006	4,000,000
Deutsche Bank AG
2,000,000	4.80	01/29/2007	2,000,000
2,000,000	5.09	02/28/2007	2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$15,999,980

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 66.4%			$147,663,368

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 33.5%
Joint Repurchase Agreement Account II
$74,600,000	4.83	04/03/2006	74,600,000
Maturity Value: $74,630,039

TOTAL INVESTMENTS — 99.9%			$222,263,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either Federal Funds, U.S. Treasury Bill, or LIBOR.

(b) Joint repurchase agreement was entered into on March 31, 2006.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association

1

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Statement of Investments (continued)

March 31, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Valuation — The Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company of 1940 Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds custodian or designated subcustodians under triparty repurchase agreements.

At March 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $74,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,705,000,000	4.81%	04/03/2006	$3,706,485,087

Barclays Capital PLC	500,000,000	4.84	04/03/2006	500,201,667

Barclays Capital PLC	3,000,000,000	4.86	04/03/2006	3,001,215,000

Bear Stearns & Co.	200,000,000	4.80	04/03/2006	200,080,000

Deutsche Bank Securities, Inc.	200,000,000	4.85	04/03/2006	200,080,833

Greenwich Capital Markets	500,000,000	4.83	04/03/2006	500,201,250

J.P. Morgan Securities, Inc.	500,000,000	4.82	04/03/2006	500,200,833

Morgan Stanley & Co.	1,060,000,000	4.82	04/03/2006	1,060,425,767

UBS Securities LLC	1,800,000,000	4.83	04/03/2006	1,800,724,500

UBS Securities LLC	150,000,000	4.87	04/03/2006	150,060,875

Wachovia Capital Markets	250,000,000	4.85	04/03/2006	250,101,042

Wachovia Capital Markets	300,000,000	4.87	04/03/2006	300,121,750

TOTAL	$12,165,000,000			$12,169,898,604

At March 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by U.S. Treasury Bills, 0.00%, due 09/28/2006; Federal Farm Credit Bank, 5.63%, due 10/20/2015; Federal Home Loan Bank, 0.00% to 5.65%, due 04/20/2006 to 01/22/2016; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 09/1/2006 to 04/1/2036; Federal National Mortgage Association, 0.00% to 11.00%, due 01/1/2007 to 04/1/2036 and Government National Mortgage Association, 5.50% to 6.00%, due 01/20/2036 to 03/15/2036. The aggregate market value of the collateral, including accrued interest, was $12,397,822,251.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.